FRANKLIN TEMPLETON                                  PROSPECTUS -- AUGUST 1, 1995
JAPAN FUND                                          AS AMENDED FEBRUARY 29, 1996

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INVESTMENT     The investment objective of Franklin Templeton Japan Fund (the
OBJECTIVE      "Fund") is long-term capital growth. The Fund seeks its
AND POLICIES   objective by investing primarily in securities of companies domiciled in Japan and traded in Japanese securities markets.
               THE FUND MAY BORROW MONEY FOR INVESTMENT PURPOSES (I.E.,
               "LEVERAGE" ITS PORTFOLIO), WHICH MAY INVOLVE GREATER RISK AND
               ADDITIONAL COSTS TO THE FUND. IN ADDITION, THE FUND MAY INVEST
               UP TO 15% OF ITS ASSETS IN ILLIQUID SECURITIES, INCLUDING UP TO
               10% OF ITS ASSETS IN RESTRICTED SECURITIES, WHICH MAY INVOLVE
               GREATER RISK AND INCREASED FUND EXPENSES. THERE ARE FURTHER
               RISKS ASSOCIATED WITH THE FUND'S POLICY OF INVESTING PRIMARILY
               IN JAPANESE SECURITIES. SEE "RISK FACTORS."
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PURCHASE OF    Please complete and return the Shareholder Application. If you
SHARES         need assistance in completing this form, please call our
               Shareholder Services Department. The Fund's Shares may be
               purchased at a price equal to their net asset value plus a sales charge not exceeding 5.75% of the offering price. The minimum initial investment is $100 ($25 minimum for subsequent investments).
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PROSPECTUS     This Prospectus sets forth concisely information about the Fund
INFORMATION    that a prospective investor ought to know before investing.
               Investors are advised to read and retain this Prospectus for future reference. A Statement of Additional Information ("SAI") dated August 1, 1995, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated in its entirety by reference in and made a part of this Prospectus.
               The SAI is available without charge upon request to Franklin
               Templeton Distributors, Inc., P.O. Box 33030, St. Petersburg,
               Florida 33733-8030 or by calling the Fund Information
               Department.
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FUND INFORMATION DEPARTMENT--1-800/DIAL BEN
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TeleFACTS(R) Franklin Templeton's automated customer servicing system
(24 hours, seven days a week access to current prices, shareholder account balances/values, and last transaction). The code for the Fund, which is needed to access system information, is 417. -- 1-800-247-1753
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TABLE OF CONTENTS

                                                                            Page
                                                                            ----
EXPENSE TABLE.............................................................    2
FINANCIAL HIGHLIGHTS......................................................    3
GENERAL DESCRIPTION.......................................................    4
Investment Objective and Policies.........................................    4
INVESTMENT TECHNIQUES.....................................................    5
Temporary Investments.....................................................    5
Borrowing.................................................................    5
Loans of Portfolio Securities.............................................    6
Options on Securities or Indices..........................................    6
Forward Foreign Currency Contracts and Options on Foreign Currencies......    6
Futures Contracts.........................................................    7
Repurchase Agreements.....................................................    7
Depositary Receipts.......................................................    7
Illiquid and Restricted Securities........................................    8
RISK FACTORS..............................................................    8
Investment in Japanese Issuers............................................    8
Foreign Investments.......................................................    9
Emerging Growth Companies.................................................   10
High-Risk Debt Securities.................................................   10
Leverage..................................................................   10
Futures Contracts and Related Options.....................................   11
HOW TO BUY SHARES OF THE FUND.............................................   11
                                                                            Page
                                                                            ----
Offering Price............................................................   11
Net Asset Value Purchases.................................................   13
Description of Special Net Asset Value Purchases..........................   14
Additional Dealer Compensation............................................   15
Purchasing Fund Shares....................................................   15
Automatic Investment Plan.................................................   15
Institutional Accounts....................................................   16
Account Statements........................................................   16
TeleFACTS(R) Systems......................................................   16
Retirement Plans..........................................................   16
Net Asset Value...........................................................   16
EXCHANGE PRIVILEGE........................................................   16
Transfers.................................................................   18
Exchanges by Timing Accounts..............................................   18
HOW TO SELL SHARES OF THE FUND............................................   18
Reinstatement Privilege...................................................   20
Systematic Withdrawal Plan................................................   20
Redemptions by Telephone..................................................   21
Contingent Deferred Sales Charge..........................................   22
TELEPHONE TRANSACTIONS....................................................   22
Verification Procedures...................................................   22
                                                                            Page
                                                                            ----
Restricted Accounts.......................................................   23
General...................................................................   23
MANAGEMENT OF THE FUND....................................................   23
Investment Manager........................................................   23
Business Manager..........................................................   24
Transfer Agent............................................................   24
Custodian.................................................................   25
Plan of Distribution......................................................   25
Brokerage Commissions.....................................................   25
GENERAL INFORMATION.......................................................   25
Description of Shares/Share Certificates..................................   25
Meetings of Shareholders..................................................   25
Dividends and Distributions...............................................   26
Federal Tax Information...................................................   26
Japan Taxes...............................................................   26
Inquiries.................................................................   27
Performance Information...................................................   27
Statements and Reports....................................................   27
WITHHOLDING INFORMATION...................................................   28
CORPORATE RESOLUTION......................................................   29
AUTHORIZATION AGREEMENT...................................................   30
THE FRANKLIN TEMPLETON GROUP..............................................   31

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SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF CAPITAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 EXPENSE TABLE

  The purpose of this table is to assist an investor in understanding the various costs and expenses that a Shareholder will bear directly or indirectly in connection with an investment in the Fund. The figures are estimates of the Fund's expenses for the current fiscal year.

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of Offering Price)......................................   5.75%
Deferred Sales Charge............................................................................................  None/1/
Exchange Fee (per transaction)...................................................................................  $5.00/2/
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
Management Fees (after expense reimbursement)....................................................................   0.00%
Rule 12b-1 Fees/3/...............................................................................................    .35%
Other Expenses (audit, legal, business management, transfer agent and custodian) (after expense reimbursement)...   1.65%
Total Fund Operating Expenses (after expense reimbursement)......................................................   2.00%

-------
/1/ Investments of $1 million or more are not subject to a front-end sales charge; however, a contingent deferred sales charge of 1% is generally imposed on certain redemptions within a "contingency period" of 12 months of the calendar month of such investments. See "How to Sell Shares of the Fund--Contingent Deferred Sales Charge."
/2/ $5.00 fee imposed only on Timing Accounts as described under "Exchange
    Privilege." All other exchanges are processed without a fee.
/3/ Annual Rule 12b-1 fees may not exceed 0.35% of the Fund's average net assets. Consistent with the National Association of Securities Dealers, Inc.'s rules, it is possible that the combination of front-end sales charges and Rule 12b-1 fees could cause long-term Shareholders to pay more than the economic equivalent of the maximum front-end sales charges permitted under those same rules.

  Investors should be aware that the above table is not intended to reflect in precise detail the fees and expenses associated with an individual's own investment in the Fund. Rather, the table has been provided only to assist investors in gaining a more complete understanding of fees, charges and expenses. The information in this table does not reflect the charge of up to $15 per transaction if a Shareholder requests that redemption proceeds be sent by express mail or wired to a commercial bank account. For a more detailed discussion of these matters, investors should refer to the appropriate sections of this Prospectus.

  Effective April 15, 1995, the Fund's Investment Manager, Templeton Investment Counsel, Inc., has voluntarily agreed to reduce its investment management fee to the extent necessary to limit the total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of the Fund to an annual rate of 2.00% of the Fund's average daily net assets. If such fee reduction is insufficient to so limit the Fund's total expenses, the Fund's Business Manager, Templeton Global Investors, Inc., has voluntarily agreed to reduce its fee and, to the extent necessary, assume other Fund expenses, so as to so limit the Fund's total expenses. If this policy were not in effect, the Fund's "Other Expenses" and "Total Fund Operating Expenses" would be 10.95% and 12.05%, respectively, and you would pay the following expenses on a $1,000 investment, assuming 5% annual return and redemption at the end of each time period: $167 for one year, $364 for three years, $533 for five years and $864 for ten years. As long as this temporary expense limitation continues, it may lower the Fund's expenses and increase its total return. After December 31, 1995, this expense limitation may be terminated or revised at any time, at which time the Fund's expenses may increase and its total return may be reduced, depending on the total assets of the Fund.

EXAMPLE

  As required by SEC regulations, the following example illustrates the expenses, including the maximum front-end sales charge and applicable contingent deferred sales charge, that apply to a $1,000 investment in the Fund over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period.

              ONE YEAR     THREE YEAR     FIVE YEARS     TEN YEARS
              --------     ----------     ----------     ---------
                $77           $117           $159          $277

  For purposes of this example, it is assumed that a contingent deferred sales charge will not apply.

  THIS EXAMPLE IS BASED ON THE ESTIMATED ANNUAL OPERATING EXPENSES, INCLUDING FEES SET BY CONTRACT, SHOWN ABOVE, AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. The operating expenses are borne by the Fund and only indirectly by Shareholders as a result of their investment in the Fund. In addition, federal securities regulations require the example to assume an annual rate of return of 5%, but the Fund's actual return may be more or less than 5%.

                             FINANCIAL HIGHLIGHTS

  The following table of selected financial information has been audited by McGladrey & Pullen, LLP, independent certified public accountants, whose report thereon, which is incorporated by reference, appears in the Fund's 1995 Annual Report to Shareholders. This statement should be read in conjunction with the other financial statements and notes thereto included in the Fund's 1995 Annual Report to Shareholders, which contains further information about the Fund's performance, and which is available to Shareholders upon request and without charge.

PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)

                                                              JULY 28, 1994
                                                             (COMMENCEMENT OF
                                                              OPERATIONS) TO
                                                              MARCH 31, 1995
                                                             ----------------
Net asset value,
 beginning of period                                              $10.00
                                                                  ------
Income from investment operations:
  Net investment income                                              .10
  Net realized and unrealized loss                                  (.12)
                                                                  ------
    Total from investment operations                                (.02)
Distributions to Shareholders from net investment income            (.05)
                                                                  ------
Change in net asset value                                           (.07)
                                                                  ------
Net asset value, end of period                                    $ 9.93
                                                                  ======
TOTAL RETURN*                                                      (0.19)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                                   $1,444
Ratio of expenses to average net assets                            12.05%**
Ratio of expenses, net of reimbursement, to average net assets      1.25%**
Ratio of net investment income to average net assets                1.92%**
Portfolio turnover rate                                              --

-------
 * Total Return does not reflect sales commissions. Not annualized.
** Annualized.

                              GENERAL DESCRIPTION

  Franklin Templeton Japan Fund (the "Fund") was organized as a business trust under the laws of Delaware on October 29, 1991, and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company.

  INVESTMENT OBJECTIVE AND POLICIES. The investment objective of the Fund is long-term capital growth. The Fund seeks to achieve its objective through investing its assets primarily in securities of companies domiciled in Japan and traded in the Japanese securities markets. A company is considered domiciled in Japan if it is organized under the laws of Japan, at least half of its assets are located in Japan and it normally derives at least half of its income from operations or sales in Japan, or if its principal activities are in Japan. There can be no assurance that the Fund's investment objective will be achieved.

  The Fund's investments will consist of common stocks, common stock equivalents (convertible debt securities and warrants), preferred stocks and debt securities issued by domestic and foreign corporations, domestic and foreign governments and supranational organizations such as the World Bank, the European Investment Bank and the Asian Development Bank, as well as the investments discussed under "Investment Techniques."

  Under normal circumstances at least 80% of the Fund's assets will be invested in equity securities of Japanese issuers. "Equity securities," as used in this Prospectus, refers to common stock, preferred stock, warrants or rights to subscribe to or purchase such securities, and sponsored or unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). See "Investment Techniques -- Depositary Receipts." Securities considered for purchase by the Fund may be listed or unlisted, and may be issued by companies in various industries, with various levels of market capitalization.

  Consistent with the Fund's objective of seeking long-term capital growth, the Fund may purchase debt, as well as equity securities, issued by private and governmental issuers. Although the Fund would not anticipate that its debt investments would achieve the same levels of growth as its equity investments, nevertheless, such investments fluctuate in value based upon changes in such factors as the general level of interest rates and credit quality, and may be expected to offer attractive growth opportunities. Additionally, convertible bonds offer the potential for capital appreciation through the conversion feature, which enables the holder of the bonds to benefit from increases in the market price of the securities into which they are convertible.

  The Fund may invest in debt securities (defined as bonds, notes, debentures, commercial paper, time deposits, and bankers' acceptances, and which may include structured investments) which are rated in any rating category by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") or which are unrated by any rating agency. Such securities may include high risk, lower quality debt securities, commonly referred to as "junk bonds." See "Risk Factors." As an operating policy, which may be changed by the Board of Trustees, the Fund will not invest more than 5% of its total assets in debt securities rated lower than Baa by Moody's or BBB by S&P. The Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai Bonds") and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee Bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. Samurai Bonds and Yankee Bonds are subject to the risks associated with other debt instruments and with securities of foreign issuers, as described below and in the SAI. Debt securities are subject to certain market and credit risks. See "Investment Objective and Policies -- Debt Securities" in the SAI for descriptions of debt securities rated BBB by S&P and Baa by Moody's.

  Government securities in which the Fund may invest consist of debt securities issued by the U.S. Treasury which are direct obligations of the U.S. Government, including bills (maturity of one year or less), notes (maturities of one to 10 years) and bonds (generally maturities of greater than 10 years), and debt securities issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies, including the Federal National Mortgage Association ("FNMA"), Federal Home Loan Banks and the Federal Housing Administration. Mortgage-backed U.S. Government securities, such as FNMA certificates, are highly sensitive to prepayment and interest rates. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, however, prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, to the extent of the Fund's investment in mortgage-backed securities, amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. The Fund may also invest in obligations issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, or instrumentalities which are rated in any category, as described above, or which are unrated by any rating agency.

  The objective of the Fund is a fundamental policy which cannot be changed without Shareholder approval. The investment policies and practices described herein are not fundamental policies of the Fund and may be changed at the discretion of the Board of Trustees without Shareholder approval.

  The Fund may also lend its portfolio securities and borrow money for investment purposes (i.e., "leverage" its portfolio). In addition, the Fund may enter into transactions in options on securities, securities indices and foreign currencies, forward foreign currency contracts, and futures contracts and related options. These are generally referred to as derivative instruments, and involve special risk factors, which are described below. When deemed appropriate by the Investment Manager, the Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount to meet expenses or for day-to-day operating purposes. These investment techniques are described below and under the heading "Investment Objective and Policies" in the SAI.

  When the Investment Manager believes that unusual market conditions warrant, the Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in the currency of any foreign country. See "Investment Techniques -- Temporary Investments."

  The Fund invests for long-term growth of capital and does not emphasize short-term trading profits. Accordingly, the Fund expects to have an annual portfolio turnover rate not exceeding 50%. There can be no assurance that the Fund's investment objective will be achieved.

                             INVESTMENT TECHNIQUES

  The Fund is authorized to use the various investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.

  TEMPORARY INVESTMENTS. For temporary defensive purposes, the Fund may invest up to 100% of its total assets in the following money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the United States or any foreign country: debt obligations issued or guaranteed by the U.S. Government or the governments of foreign countries, their agencies or instrumentalities; short-term time deposits with banks; repurchase agreements with banks and broker-dealers with respect to U.S. Government obligations; and finance company and corporate commercial paper, and other short-term corporate obligations, in each case rated Prime-1 by Moody's or A or better by S&P or, if unrated, of comparable quality as determined by the Investment Manager.

  BORROWING. The Fund may borrow up to one-third of the value of its total assets from banks to increase its holdings of portfolio securities. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

  LOANS OF PORTFOLIO SECURITIES. The Fund may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets to generate income for the purpose of offsetting operating expenses. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to retain any voting rights with respect to the securities. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the borrowed securities.

  OPTIONS ON SECURITIES OR INDICES. To increase its return or to hedge all or a portion of its portfolio investments, the Fund may write (i.e., sell) covered put and call options and purchase put and call options on securities or securities indices that are traded on United States and foreign exchanges or in the over-the-counter markets. An option on a security is a contract that permits the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Fund may write a call or put option only if the option is "covered." This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if the Fund maintains liquid assets with a value equal to the exercise price in a segregated account, or holds a put on the same underlying securities at an equal or greater exercise price. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

  FORWARD FOREIGN CURRENCY CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES. The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.

  The Fund will enter into forward contracts only under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security in relation to another currency by entering into a forward contract to buy the amount of foreign currency needed to settle the transaction. Second, when the Investment Manager believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of the former foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The second investment practice is generally referred to as "cross-hedging." The Fund has no specific limitation on the percentage of assets it may commit to forward contracts, subject to its stated investment objective and policies, except that the Fund will not enter into a forward contract if the amount of assets set aside to cover forward contracts would impede portfolio management or the Fund's ability to meet redemption requests. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.

  The Fund may purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund are traded on U.S. and foreign exchanges or over-the-counter.

  FUTURES CONTRACTS. For hedging purposes only, the Fund may buy and sell financial futures contracts, stock and bond index futures contracts, foreign currency futures contracts and options on any of the foregoing. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

  When the Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when the Fund enters into a futures contract, it will segregate assets or "cover" its position in accordance with the 1940 Act. See "Investment Objective and Policies -- Futures Contracts" in the SAI. With respect to positions in futures and related options that do not constitute "bona fide hedging" positions, the Fund will not enter into a futures contract or related option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets.

  REPURCHASE AGREEMENTS. For temporary defensive purposes and for cash management purposes, the Fund may, without limit, enter into repurchase agreements with U.S. banks and broker-dealers. Under a repurchase agreement, the Fund acquires a security from a U.S. bank or a registered broker-dealer and simultaneously agrees to resell the security back to the bank or broker-dealer at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed-upon rate of return, which is not tied to the coupon rate on the underlying security. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security declines, as well as incur disposition costs in liquidating the security.

  DEPOSITARY RECEIPTS. The Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of

Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

  ILLIQUID AND RESTRICTED SECURITIES. The Fund may invest up to 15% of its total assets in illiquid securities, for which there is a limited trading market and for which a low trading volume of a particular security may result in abrupt and erratic price movements. The Fund may be unable to dispose of its holdings in illiquid securities at then-current market prices and may have to dispose of such securities over extended periods of time. The Fund may also invest in securities that are sold (i) in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter, or (ii) in transactions between qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended. Such restricted securities are subject to contractual or legal restrictions on subsequent transfer. As a result of the absence of a public trading market, such restricted securities may in turn be less liquid and more difficult to value than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from the sales could, due to illiquidity, be less than those originally paid by the Fund or less than their fair value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed or Rule 144A securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. The Fund will limit its investment in restricted securities other than Rule 144A securities to 10% of its total assets, and will limit its investment in all restricted securities, including Rule 144A securities, to 15% of its total assets. Restricted securities, other than Rule 144A securities determined by the Board of Trustees to be liquid, are considered to be illiquid and are subject to the Fund's limitation on investment in illiquid securities.

                                 RISK FACTORS

  Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a Shareholder may anticipate that the value of Fund Shares will fluctuate with movements in the broader equity and bond markets. A decline in the stock market of any country in which the Fund is invested may also be reflected in declines in the price of the Shares of the Fund. History reflects both decreases and increases in worldwide stock markets and currency valuations, and these may reoccur unpredictably in the future. The value of debt securities held by the Fund generally will vary inversely with changes in prevailing interest rates. Additionally, investment decisions made by the Investment Manager will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

  INVESTMENT IN JAPANESE ISSUERS. Like other stock markets, the Japanese stock market can be volatile. For example, the Japanese stock market, as measured by the Nikkei Stock Average, increased by over 500% during the ten-year period ended December 31, 1989, reaching its high of 38,915.87 on December 18, 1989, and it has declined by over 50% since that time, falling to 16,505.67 on June 13, 1995. This decline has had an adverse effect on the availability of credit and on the value of the substantial stock holdings of Japanese companies, in particular, Japanese banks, insurance companies and other financial institutions. This in turn has contributed to the recent weakness in Japan's economy. A continuance or recurrence of a Japanese stock market decline could have an adverse impact throughout Japan's economy.

  Japan has had problems with certain of its trading partners, particularly the United States, to whom it sells significantly more than it buys in return. Even the dramatic appreciation of the yen relative to the dollar -- from (Yen) 239 to approximately (Yen) 87 per dollar between September 1985 and July
1995 -- has not altered the trade imbalance with the United States. However, Japan is taking steps to stimulate domestic demand through tax deductions, increased spending on construction and redevelopment, and easing of the discount rate. Efforts are underway, in particular, to open up Japanese markets to more U.S. products. Internally, certain commentators have pointed to Japan's rapidly aging population, an outdated retail and distribution system, a rigid education system, and a decrease in the work ethic among Japanese youth as potential sources of future economic difficulties. Three substantial economic stimulus programs were put into place in 1993 and in 1994 a personal income tax cut of considerable magnitude was announced. Additionally, private companies are successfully making a global diversification of their production facilities to cope with the yen appreciation against the U.S. dollar.

  The common stocks of many Japanese companies continue to trade at high price-earnings ratios even after the recent market decline. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended historically to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the United States.

  FOREIGN INVESTMENTS. Up to 20% of the Fund's total assets may be invested in securities of non-Japanese issuers, including issuers in underdeveloped countries. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, including Japan, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability or diplomatic developments which could affect investment in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts.

  Brokerage commissions, custodial services and other costs relating to investment in foreign countries are generally more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

  In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. As an open-end investment company, the Fund is limited in the extent to which it may invest in illiquid securities. See "Investment Objective and Policies -- Risk Factors" in the SAI. The Tokyo Stock Exchange has a large volume of trading and the Investment Manager believes that securities of companies traded in Japan are generally as liquid as securities of comparable U.S. companies.

  Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

  Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

  Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

  EMERGING GROWTH COMPANIES. The Fund has established no criteria regarding the minimum market capitalization of the companies in which it may invest. While they may offer greater opportunities for capital appreciation than larger, more established companies, investments in smaller, emerging growth companies may involve greater risks and thus may be considered speculative. For example, small companies may have limited product lines, markets or financial and management resources. In addition, many small emerging growth company stocks trade less frequently and in smaller volume, and may be subject to more abrupt or erratic price movements, than stocks of large companies. The securities of small emerging growth companies may also be more sensitive to market changes than the securities of large companies.

  HIGH-RISK DEBT SECURITIES. The Fund is authorized to invest in debt securities rated in any category by S&P or Moody's and securities which are unrated by any rating agency. See "Investment Objective and Policies -- Debt Securities" in the SAI. As an operating policy, which may be changed by the Board of Trustees without Shareholder approval, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's. The Board of Trustees may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower quality debt securities would be consistent with the interests of the Fund and its Shareholders. See "Investment Objective and Policies -- Debt Securities" in the SAI for descriptions of debt securities rated BBB by S&P and Baa by Moody's. High-risk, lower quality debt securities, commonly referred to as "junk bonds," are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by the Investment Manager to insure, to the extent possible, that the planned investment is sound. The Fund may, from time to time, invest up to 5% of its total assets in defaulted debt securities if, in the opinion of the Investment Manager, the issuer may resume interest payments in the near future.

  LEVERAGE. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

  FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts and related options is subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the futures or options contract is based and movements in the securities or currency in the Fund's portfolio. Successful use of futures or options contracts is further dependent on the Investment Manager's ability to correctly predict movements in the securities or foreign currency markets, and no assurance can be given that its judgment will be correct. Successful use of options on securities or securities indices is subject to similar risk considerations. The Fund has the authority to purchase over-the-counter options, which are generally less liquid than exchange traded options. In addition, by writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.

  There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus and in the SAI.

                         HOW TO BUY SHARES OF THE FUND

  Shares of the Fund may be purchased at the Offering Price through any broker which has a dealer agreement with Franklin Templeton Distributors, Inc. ("FTD"), the Principal Underwriter for Shares of the Fund, or directly from FTD upon receipt by FTD of a completed Shareholder Application and check payable in U.S. currency. The minimum initial investment is $100, and subsequent investments must be $25 or more. These minimums may be waived when the Shares are being purchased through retirement plans providing for regular periodic investments, as described below under "Retirement Plans."

  OFFERING PRICE. Shares of the Fund are offered at their public Offering Price, which is determined by adding the net asset value per Share plus a front-end sales charge, next computed (i) after the Shareholder's securities dealer receives the order which is promptly transmitted to the Fund, or
(ii) after receipt of an order by mail from the Shareholder directly in proper form (which generally means a completed Shareholder Application accompanied by a negotiable check).

  The price to the public on purchases of the Fund's Shares made at one time by a single purchaser, by an individual together with his or her spouse and their children under age 21 and their grandchildren under age 21, or by a single trust or fiduciary account other than an employee benefit plan holding Shares of the Fund on or before February 1, 1995, is the net asset value per Share plus a sales charge not exceeding 5.75% of the Offering Price (equivalent to 6.10% of the net asset value), which is reduced on larger sales as shown below:

                                                TOTAL SALES CHARGE
                                         ---------------------------------
                                         AS A PERCENTAGE  AS A PERCENTAGE  PORTION OF TOTAL
                                           OF OFFERING      OF NET ASSET    OFFERING PRICE
AMOUNT OF SALE AT                          PRICE OF THE     VALUE OF THE     RETAINED BY
OFFERING PRICE                           SHARES PURCHASED SHARES PURCHASED DEALERS/1,3/
-----------------                        ---------------- ---------------- ----------------
Less than $50,000.......................       5.75%            6.10%           5.00%
$50,000 but less than $100,000..........       4.50%            4.71%           3.75%
$100,000 but less than $250,000.........       3.50%            3.63%           2.80%
$250,000 but less than $500,000.........       2.50%            2.56%           2.00%
$500,000 but less than $1,000,000.......       2.00%            2.04%           1.60%
$1,000,000 or more......................        none             none       (see below)/2/

-------
1 Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
2 The following commissions will be paid by FTD, from its own resources, to securities dealers who initiate and are responsible for purchases of $1 million or more: 1% on sales of $1 million but less than $2 million, plus 0.80% on sales of $2 million but less than $3 million, plus 0.50% on sales of $3 million but less than $50 million, plus 0.25% on sales of $50 million but less than $100 million, plus 0.15% on sales of $100 million or more. Dealer concession breakpoints are reset every 12 months for purposes of additional purchases.
3 At the discretion of FTD, all sales charges may at times be reallowed to the securities dealer. If 90% or more of the sales commission is reallowed, such securities dealer may be deemed to be an underwriter as that term is defined in the Securities Act of 1933.

  No front-end sales charge applies to investments of $1 million or more, but a contingent deferred sales charge of 1% is imposed on certain redemptions of all or a portion of investments of $1 million or more within 12 months of the calendar month of such investments ("contingency period"). See "How to Sell Shares of the Fund--Contingent Deferred Sales Charge."

  The size of a transaction which determines the applicable sales charge on the purchase of Fund Shares is determined by adding the amount of the Shareholder's current purchase plus the cost or current value (whichever is higher) of a Shareholder's existing investment in one or more of the funds in the Franklin Group of Funds (R) and the Templeton Family of Funds. Included for these aggregation purposes are (i) the mutual funds in the Franklin Group of Funds(R) except Franklin Valuemark Funds and Franklin Government Securities Trust (the "Franklin Funds"); and (ii) the U.S.-registered mutual funds in the Templeton Family of Funds except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund and Templeton Variable Products Series Fund (the "Templeton Funds"). (Franklin Funds and Templeton Funds are collectively referred to as the "Franklin Templeton Funds.") Sales charge reductions based upon aggregate holdings of Franklin Templeton Funds may be effective only after notification to FTD that the investment qualifies for a discount.

  Other Payments to Securities Dealers. FTD, or one of its affiliates, may make payments, from its own resources, of up to 1% of the amount purchased to securities dealers who initiate and are responsible for purchases made at net asset value by certain designated retirement plans (as defined below) (excluding IRA and IRA rollovers), certain non-designated plans (as defined below), certain trust companies and trust departments of banks and certain retirement plans of organizations with collective retirement plan assets of $1 million or more. See definitions under "Description of Special Net Asset Value Purchases" below, and as set forth in the SAI.

  A sales charge of 4% of the Offering Price (4.17% of the net asset value) is applicable to all purchases of Shares made for any qualified or non-qualified employee benefit plan account which was a Shareholder in the Fund on or before February 1, 1995. Of the 4% sales commission applicable to such purchases, 3.20% of the Offering Price will be retained by dealers.

  Payments by FTD or one of its affiliates to securities dealers of up to 1% of the purchase price of Shares (purchased at net asset value), may not be made to the extent such persons are compensated by FTD or one of its affiliates for administration or recordkeeping costs for retirement plans.

  Cumulative Quantity Discount. The schedule of reduced sales charges also may be applied to qualifying sales on a cumulative basis. For this purpose, the dollar amount of the sale is added to the higher of (i) the value (calculated at the applicable Offering Price) or (ii) the purchase price, of Franklin Templeton Funds. The cumulative quantity discount applies to Franklin Templeton Funds owned at the time of purchase by the purchaser, his or her spouse, their children under age 21, and grandchildren under age 21. In addition, the aggregate investments of a trustee or other fiduciary account (for an account under exclusive investment authority) may be considered in determining whether a reduced sales charge is available, even though there may be a number of beneficiaries of the account. For example, if the investor held Shares valued at $40,000 (or, if valued at less than $40,000, had been purchased for $40,000) and purchased an additional $20,000 of the Fund's Shares, the sales charge for the $20,000 purchase would be at the rate of 4.50%. It is FTD's policy to give investors the best sales charge rate possible; however, there can be no assurance that an investor will receive the appropriate discount unless, at the time of placing the purchase order, the investor or the dealer makes a request for the discount and gives FTD sufficient information to determine whether the purchase will qualify for the discount. On telephone orders from dealers for the purchase of Shares to be registered in "street name," FTD will accept the dealer's instructions with respect to the applicable sales charge rate to be applied. The cumulative quantity discount may be amended or terminated at any time.

  Letter of Intent. An investor may be eligible for reduced sales charges on all investments by means of a Letter of Intent ("LOI") which expresses the investor's intention to invest a certain amount within a 13-month period in Shares of the Fund or any Franklin Templeton Fund. See the Shareholder Application. Except for certain employee benefit plans, the minimum initial investment under an

LOI is 5% of the total LOI amount. Except for Shares purchased by certain employee benefit plans, Shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the Shares actually purchased if the full amount indicated is not purchased, and such escrowed Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. A purchase not originally made pursuant to an LOI may be included under a subsequent LOI executed within 90 days of the purchase. Any redemptions made by Shareholders, other than by certain employee benefit plans, during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been completed. For a further description of the LOI, see "Purchase, Redemption and Pricing of Shares--Letter of Intent" in the SAI.

  Group Purchases. An individual who is a member of a qualified group may also purchase Shares of the Fund at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Shares previously purchased and still owned by the group, plus the amount of the current purchase. For example, if members of the group had previously invested and still held $80,000 of Fund Shares and now were investing $25,000, the sales charge would be 3.50%. Information concerning the current sales charge applicable to a group may be obtained by contacting FTD.

  A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Fund Shares at a discount, and
(iii) satisfies uniform criteria which enable FTD to realize economies of scale in its costs of distributing Shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund or FTD and the members, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to FTD, and must seek to arrange for payroll deduction or other bulk transmission of investments to the Fund.

  If an investor selects a payroll deduction plan, subsequent investments will be automatic and will continue until such time as the investor notifies the Fund and the investor's employer to discontinue further investments. Due to the varying procedures to prepare, process and forward the payroll deduction information to the Fund, there may be a delay between the time of the payroll deduction and the time the money reaches the Fund. The investment in the Fund will be made at the Offering Price per Share determined on the day that both the check and payroll deduction data are received in required form by the Fund.

  NET ASSET VALUE PURCHASES. Shares may be purchased without the imposition of either a front-end sales charge ("net asset value") or a contingent deferred sales charge by: (i) officers, trustees, directors, and full-time employees of the Fund, any of the Franklin Templeton Funds, or Franklin Resources, Inc. and its subsidiaries (the "Franklin Templeton Group"), and their spouses and family members, including any subsequent payments made by such parties after cessation of employment; (ii) companies exchanging Shares with or selling assets pursuant to a merger, acquisition or exchange offer; (iii) group annuity separate accounts offered to retirement plans; (iv) accounts managed by the Franklin Templeton Group; (v) shareholders of Templeton Institutional Funds, Inc. reinvesting redemption proceeds from that fund under an employee benefit plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code"), in Shares of the Fund; (vi) certain unit investment trusts and unit holders of such trusts reinvesting their distributions from the trusts in the Fund; (vii) registered securities dealers and their affiliates, for their investment account only; and (viii) registered personnel and employees of securities dealers and their affiliates, and by their spouses and family members, in accordance with the internal policies and procedures of the employing securities dealer.

  Shares of the Fund may be purchased at net asset value with the proceeds from (i) a redemption of Shares of the Fund or Class I shares of any other Franklin Templeton Fund (unless the redemption proceeds are from Class I shares of a fund with a lower initial sales charge than that charged by the Fund and have been held in that fund for less than six months), and except any of the Franklin Templeton money market funds, or (ii) a dividend or distribution paid by any of the Franklin Templeton Funds or received from a real estate investment trust ("REIT") sponsored or advised by Franklin Properties, Inc., within 365 days after the date of the redemption or dividend or distribution. See "How to Sell Shares of the Fund--Reinstatement Privilege."

  Shares may be purchased at net asset value and without the imposition of a contingent deferred sales charge by investors who have, within the past 60 days, redeemed an investment in a mutual fund which is not part of the Franklin Templeton Funds and which was subject to a front-end sales charge or a contingent deferred sales charge, and which has investment objectives similar to those of the Fund.

  Shares may be purchased at net asset value and without the imposition of a contingent deferred sales charge by broker-dealers who have entered into a supplemental agreement with FTD, or by registered investment advisers affiliated with such broker-dealers, on behalf of their clients who are participating in a comprehensive fee program (also known as a wrap fee program).

  Shares may be purchased at net asset value and without the imposition of a contingent deferred sales charge by anyone who has taken a distribution from an existing retirement plan already invested in the Franklin Templeton Funds (including former participants of the Franklin Templeton Profit Sharing 401(k) plan), to the extent of such distribution. In order to exercise this privilege, a written order for the purchase of Shares of the Fund must be received by Franklin Templeton Trust Company ("FTTC"), the Fund, or Franklin Templeton Investor Services, Inc. (the "Transfer Agent") within 365 days after the plan distribution.

  Shares may also be purchased at net asset value and without the imposition of a contingent deferred sales charge by any state, county or city, or any instrumentality, department, authority or agency thereof which has determined that the Fund is a legally permissible investment and which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company ("an eligible governmental authority"). SUCH INVESTORS SHOULD CONSULT THEIR OWN LEGAL ADVISORS TO DETERMINE WHETHER AND TO WHAT EXTENT THE SHARES OF THE FUND CONSTITUTE LEGAL INVESTMENTS FOR THEM. Municipal investors considering investment of proceeds of bond offerings into the Fund should consult with expert counsel to determine the effect, if any, of various payments made by the Fund or its investment manager on arbitrage rebate calculations. If an investment by an eligible governmental authority at net asset value is made through a securities dealer who has executed a dealer agreement with FTD, FTD or one of its affiliates may make a payment, out of its own resources, to such securities dealer in an amount not to exceed 0.25% of the amount invested. Contact Franklin Templeton Institutional Services for additional information.

  To qualify to buy Shares at net asset value, please specify in writing the privilege that applies to the purchase and include that written statement with the purchase order. Neither the Fund nor the Transfer Agent will be responsible for purchases that are not made at net asset value if this written statement is not included with the order.

  DESCRIPTION OF SPECIAL NET ASSET VALUE PURCHASES. Shares may also be purchased at net asset value and without the imposition of a contingent deferred sales charge by certain designated retirement plans, including profit-sharing, pension, 401(k) and simplified employee pension plans ("designated plans"), subject to minimum requirements with respect to number of employees or amount of purchase, which may be established by FTD. Currently, those criteria require that the employer establishing the plan have 200 or more employees or that the amount invested or to be invested during the subsequent 13-month period in the Fund or in any of the Franklin Templeton Funds totals at least $1 million. Employee benefit plans not designated above or qualified under Section 401 of the Code ("non-designated plans") may be afforded the same privilege if they meet the above requirements as well as the uniform criteria for qualified groups previously described under "Group Purchases," which enable FTD to realize economies of scale in its sales efforts and sales-related expenses.

  Shares may be purchased at net asset value and without the imposition of a contingent deferred sales charge by trust companies and bank trust departments for funds over which they exercise exclusive discretionary investment authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity. Such purchases are subject to minimum requirements with respect to amount of purchase, which may be established by FTD. Currently, those criteria require that the amount invested or to be invested during the subsequent 13-month period in the Fund or any of the Franklin Templeton Funds must total at least $1 million. Orders for such accounts will be accepted by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following such order.

  Shares may be purchased at net asset value and without the imposition of a contingent deferred sales charge by trustees or other fiduciaries purchasing securities for certain retirement plans of organizations with collective retirement plan assets of $1 million or more, without regard to where such assets are currently invested.

  Refer to the SAI for further information regarding net asset value purchases of Shares.

  ADDITIONAL DEALER COMPENSATION. FTD, or one of its affiliates, from its own resources, may also provide additional compensation to securities dealers in connection with sales of shares of the Franklin Templeton Funds. Compensation may include financial assistance to securities dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and/or shareholder services and programs regarding one or more of the Franklin Templeton Funds and other dealer-sponsored programs or events. In some instances, this compensation may be made available only to certain securities dealers whose representatives have sold or are expected to sell significant amounts of shares of the Franklin Templeton Funds. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Securities dealers may not use sales of the Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. In addition, FTD or its affiliates may make ongoing payments to brokerage firms, financial institutions (including banks) and others to facilitate the administration and servicing of shareholder accounts. None of the aforementioned additional compensation is paid for by the Fund or its Shareholders.

  Ongoing payments will be made to qualifying dealers at the annual rate of 0.25% of the average daily net asset value of Shares registered in the name of that broker-dealer as nominee or held in a Shareholder account that designates that broker-dealer as dealer of record. These payments are made in order to promote selling efforts and to compensate dealers for providing certain services, including processing purchase and redemption transactions, establishing Shareholder accounts and providing certain information and assistance with respect to the Fund. For purchases of Shares on or after February 1, 1995 for which FTD advanced a commission to a securities dealer, the dealer will receive ongoing payments beginning in the thirteenth month after the date of the purchase.

  PURCHASING FUND SHARES. As to telephone orders placed with FTD by dealers, the dealer must receive the investor's order before the close of the New York Stock Exchange ("NYSE") and transmit it to FTD by 5:00 p.m., New York time, for the investor to receive that day's Offering Price. Payment for such orders must be by check in U.S. currency and must be promptly submitted to FTD. Orders mailed to FTD by dealers or individual investors are effected at the net asset value of the Fund's Shares next computed after the purchase order accompanied by payment has been received by FTD. Such payment must be by check in U.S. currency drawn on a commercial bank in the U.S. and, if over $100,000, may not be deemed to have been received until the proceeds have been collected unless the check is certified or issued by such bank. Any subscription may be rejected by FTD or by the Fund.

  The Fund may impose a $10 charge against a Shareholder account in the event that a check or draft submitted for the purchase of Fund Shares is returned unpaid to the Fund.

  Investors should promptly check the confirmation advice that is mailed after each purchase (or redemption) order to insure that it has been accurately reflected in the investor's account.

  AUTOMATIC INVESTMENT PLAN. Investors may accumulate Fund Shares regularly each month by means of automatic debits to their checking accounts ($25 minimum). Forms for this purpose are in the Shareholder Application in this Prospectus. Such a plan is voluntary and may be discontinued by written notice to FTD, which must be received at least 10 days prior to the collection date, or by FTD upon written notice to the investor at least 30 days prior to the collection date.

  INSTITUTIONAL ACCOUNTS. Institutional investors will likely be required to complete an institutional account application. There may be additional methods of opening accounts and purchasing, redeeming or exchanging Shares of the Fund available for institutional accounts. To obtain an institutional account application or additional information regarding institutional accounts, contact Franklin Templeton Institutional Services at 1-800-321-8563.

  ACCOUNT STATEMENTS. Shareholder accounts are opened in accordance with the Shareholder's registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from the Transfer Agent.

  TELEFACTS(R) SYSTEM. From a touch-tone phone, Templeton and Franklin shareholders may access an automated system (day or night) which offers the following features. By calling the TeleFACTS(R) System at 1-800-247-1753, shareholders may obtain account information, current price and, if available, yield or other performance information specific to the Fund or any Franklin Templeton Fund. The code for the Fund, which will be needed to access system information, is 417. In addition, Franklin Class I shareholders may process an exchange, within the same class, into an identically registered Franklin account and request duplicate confirmation or year-end statements and deposit slips.

  RETIREMENT PLANS. Shares of the Fund may be purchased through various retirement plans including the following plans for which FTTC or its affiliate acts as trustee or custodian: IRAs, Simplified Employee Pensions, 403(b) plans, qualified plans for corporations, self-employed individuals and partnerships, and 401(k) plans. A plan document must be adopted in order for a retirement plan to be in existence. For further information about any of the plans, agreements, applications and annual fees, contact FTD. To determine which retirement plan is appropriate, an investor should contact his or her tax adviser.

  NET ASSET VALUE. The net asset value per Share is determined as of the scheduled closing time of the NYSE (generally 4:00 p.m., New York time) each day the NYSE is open for trading, by dividing the value of the Fund's securities plus any cash and other assets (including accrued interest and dividends receivable) less all liabilities (including accrued expenses) by the number of Shares outstanding, adjusted to the nearest whole cent. A security listed or traded on a recognized stock exchange or NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded, or as of the scheduled closing time of the NYSE, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the mean between the current bid and asked price is used. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE, and will therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value as determined by the management and approved in good faith by the Board of Trustees. All other securities for which over-the-counter market quotations are readily available are valued at the mean between the current bid and asked price. Securities for which market quotations are not readily available and other assets are valued at fair value as determined by the management and approved in good faith by the Board of Trustees.

                              EXCHANGE PRIVILEGE

  A Shareholder may exchange Shares for Class I shares of other Franklin Templeton Funds which are eligible for sale in the Shareholder's state of residence and in conformity with such funds' stated eligibility requirements and investment minimums. Shares may not be exchanged for Class II shares of any Franklin Templeton Funds. A contingent deferred sales charge will not be imposed on exchanges. If the exchanged Shares were subject to a contingent deferred sales charge in the original fund purchased, and Shares are subsequently redeemed within 12 months following the calendar month of the original purchase date, a contingent deferred sales charge will be imposed. The period will be tolled (or stopped) for the period Shares are exchanged into and held in a Franklin Templeton money market fund. See also "How to Sell Shares of the Fund--Contingent Deferred Sales Charge."

  Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. Exchanges are made on the basis of the net asset values of the shares involved, except as set forth below. Exchanges of shares which were originally purchased without a sales charge will be charged a sales charge in accordance with the terms of the prospectus of the fund being purchased, unless the original investment on which no sales charge was paid was transferred in from a fund on which the investor paid a sales charge. Exchanges of shares from the Franklin Templeton money market funds are subject to applicable sales charges on the funds being purchased, unless the Franklin Templeton money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment of dividends or capital gain distributions. Exchanges of Shares of the Fund which were purchased with a lower sales charge to a fund which has a higher sales charge will be charged the difference, unless the shares were held in the Fund for at least six months prior to executing the exchange. All exchanges are permitted only after at least 15 days have elapsed from the date of the purchase of the Shares to be exchanged.

  A Shareholder may exchange Shares by writing to the Transfer Agent (see "How to Sell Shares of the Fund"), by contacting his or her investment dealer or-- if the Shareholder Application indicates that the Shareholder has not declined the option--by telephoning 1-800-632-2301. Telephone exchange instructions must be received by FTD by the scheduled closing time of the NYSE (generally 4:00 p.m., New York time). Telephonic exchanges can involve only Shares in non-certificated form. Shares held in certificate form are not eligible, but may be returned and qualify for these services. All accounts involved in a telephonic exchange must have the same registration and dividend option as the account from which the Shares are being exchanged. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Please refer to "Telephone Transactions--Verification Procedures." Forms for declining the telephone exchange privilege and prospectuses of the other funds in the Franklin Templeton Group may be obtained from FTD. Exchange redemptions and purchases are processed simultaneously at the Share prices next determined after the exchange order is received. See "How to Buy Shares of the Fund--Offering Price." A gain or loss for tax purposes generally will be realized upon the exchange, depending on the tax basis of the Shares redeemed.

  This exchange privilege is available only in states where shares of the fund being acquired may legally be sold, and may be modified, limited or terminated at any time by the Fund upon 60 days' written notice. A Shareholder who wishes to make an exchange should first obtain and review a current prospectus of the fund into which he or she wishes to exchange. Broker-dealers who process exchange orders on behalf of their customers may charge a fee for their services. Such fee may be avoided by making requests for exchange directly to the Transfer Agent.

  If a substantial portion of the Fund's Shareholders should, within a short period, elect to redeem their shares of the Fund pursuant to the exchange privilege, the Fund might have to liquidate portfolio securities it might otherwise hold, and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this should occur, it is the general policy of the Fund to initially invest this money in short-term, interest-bearing money market instruments, unless it is felt that attractive investment opportunities consistent with the Fund's investment objective exist immediately. Subsequently, this money will be withdrawn from such short-term money market instruments and invested in portfolio securities in as orderly a manner as possible when attractive investment opportunities arise.

  The contingency period of Shares will be tolled (or stopped) for the period such Shares are exchanged into and held in a Class I Franklin Templeton money market fund. If an account has Shares subject to a contingent deferred sales charge, Shares will be exchanged into the new account on a "first-in, first-out" basis. See also "How to Sell Shares of the Fund--Contingent Deferred Sales Charge."

  TRANSFERS. Transfers between identically registered accounts in the same fund and class are treated as non-monetary and non-taxable events, and are not subject to a contingent deferred sales charge. The transferred Shares will continue to age from the date of original purchase.

  EXCHANGES BY TIMING ACCOUNTS. In the case of market timing or allocation services ("Timing Accounts"), FTD will deduct an administrative service fee of $5.00 per exchange. Timing Accounts generally include accounts administered so as to redeem or purchase Shares based upon certain predetermined market indicators. In accordance with the terms of their respective prospectuses, certain funds in the Franklin Templeton Group do not accept or may place differing limitations than those described below on exchanges by Timing Accounts.

  The Fund reserves the right temporarily or permanently to terminate the exchange privilege or reject any specific purchase order for any Timing Account or any person whose transactions seem to follow a timing pattern and who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund; (ii) makes more than two exchanges out of the Fund per calendar quarter; or (iii) exchanges Shares equal in value to at least $5 million, or more than 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase Shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

  In addition, the Fund reserves the right to refuse the purchase side of exchange requests by any Timing Account, person, or group if, in the Investment Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. A Shareholder's exchanges into the Fund may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

  Finally, as indicated above, the Fund and FTD reserve the right to refuse any order for the purchase of Shares.

                        HOW TO SELL SHARES OF THE FUND

  Shares will be redeemed, without charge, on request of the Shareholder in "Proper Order" to the Transfer Agent. "PROPER ORDER" MEANS THAT THE REQUEST TO REDEEM MUST MEET ALL OF THE FOLLOWING REQUIREMENTS:

  1. Except as provided below under "Redemptions by Telephone," it must be in writing, signed by the Shareholder(s) exactly in the manner as the Shares are registered, and must specify either the number of Shares, or the dollar amount of Shares, to be redeemed. The request must be sent to Franklin Templeton Investor Services, Inc., P.O. Box 33030, St. Petersburg, Florida 33733-8030;

  2. The signature(s) of the redeeming Shareholder(s) must be guaranteed by an "eligible guarantor," including: (a) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (b) national securities exchanges, registered securities associations and clearing agencies; (c) securities broker-dealers which are members of a national securities exchange or a clearing agency or which have minimum net capital of $100,000; or (d) institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature medallion program. A notarized signature will not be sufficient for the request to be in Proper Order. If the Shares are registered in more than one name, the signature of each of the redeeming Shareholders must be guaranteed. A signature guarantee is not required for redemptions of $50,000 or less, requested by and payable to all Shareholders of record, to be sent to the address of record for that account. However, the Fund reserves the right to require signature guarantees on all redemptions. A signature guarantee is required in connection with any written request for transfer of Shares. Also, a signature guarantee is required if the Fund or the Transfer Agent believes that a signature guarantee would protect against potential claims based on the transfer instructions, including, for example, when (i) the current address of one or more joint owners of an account cannot be confirmed, (ii) multiple owners have a dispute or give inconsistent instructions to the Fund, (iii) the Fund has been notified of an adverse claim, (iv) the instructions received by the Fund are given by an agent, not the actual registered owner, (v) the Fund determines that joint owners who are married to each other are separated or may be the subject of divorce proceedings, or (vi) the authority of a representative of a corporation, partnership, association, or other entity has not been established to the satisfaction of the Fund;

  3. Any outstanding certificates must accompany the request together with a stock power signed by the Shareholder(s), with signature(s) guaranteed as described in Item 2 above;

  4. Liquidation requests of corporate, partnership, trust and custodial accounts, and accounts under court jurisdiction, require the following documentation to be in proper form:

    . Corporation -- (i) Signature guaranteed letter of instruction from the authorized officer(s) of the corporation, and (ii) a corporate resolution in a form satisfactory to the Transfer Agent;
    . Partnership -- (i) Signature guaranteed letter of instruction from a general partner and, if necessary, (ii) pertinent pages from the partnership agreement identifying the general partners or other documentation in a form satisfactory to the Transfer Agent;
    . Trust -- (i) Signature guaranteed letter of instruction from the trustee(s), and (ii) a copy of the pertinent pages of the trust document listing the trustee(s) or a certificate of incumbency if the trustee(s) are not listed on the account registration;
    . Custodial (other than a retirement account) -- Signature guaranteed letter of instruction from the custodian; and . Accounts under court jurisdiction -- Check court documents and the applicable state law since these accounts have varying requirements, depending upon the state of residence; and

  5. Redemption of Shares held in a retirement plan for which FTTC or its affiliate acts as trustee or custodian must conform to the distribution requirements of the plan and the Fund's redemption requirements above. Distributions from such plans are subject to additional requirements under the Code, and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. For example, distributions from retirement plans are subject to withholding requirements under the Code, and the IRS Form W-4P (available from the Transfer Agent) may be required to be submitted to the Transfer Agent with the distribution request, or the distribution will be delayed. Franklin Templeton Investor Services, Inc. and its affiliates assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any penalties assessed.

  To avoid delay in redemption or transfer, Shareholders having questions about these requirements should contact the Shareholder Services Department by calling 1-800-632-2301.

  The redemption price will be the net asset value of the Shares next computed after the redemption request in Proper Order is received by the Transfer Agent. A gain or loss for tax purposes generally will be realized upon the redemption, depending on the tax basis of the Shares redeemed. Payment of the redemption price ordinarily will be made by check (or by wire at the sole discretion of the Transfer Agent if wire transfer is requested, including name and address of the bank and the Shareholder's account number to which payment of the redemption proceeds is to be wired) within seven days after receipt of the redemption request in Proper Order. However, if Shares have been purchased by check, the Fund will make redemption proceeds available when the Shareholder's check received for the Shares purchased has been cleared for payment by the Shareholder's bank, which, depending upon the location of the Shareholder's bank, could take up to 15 days or more. The redemption check will be mailed by first-class mail to the Shareholder's registered address (or as otherwise directed). Remittance by wire (to a commercial bank account in the same name(s) as the Shares are registered) or express mail, if requested, are subject to a handling charge of up to $15, which will be deducted from the redemption proceeds.

  The Fund, through FTD, also repurchases Shares (whether in certificate or book-entry form) through securities dealers. The Fund normally will accept orders to repurchase such Shares by wire or telephone from dealers for their customers at the net asset value next computed after the dealer has received the Shareholder's request for repurchase, if the dealer received such request before closing time of the NYSE on that day. Dealers have the responsibility of submitting such repurchase requests by calling not later than 5:00 p.m., New York time, on such day in order to obtain that day's applicable redemption price. Repurchase of Shares is for the convenience of Shareholders and does not involve a charge by the Fund; however, securities dealers may impose a charge on the Shareholder for transmitting the notice of repurchase to the Fund. The Fund reserves the right to reject any order for repurchase, which right of rejection might adversely affect Shareholders seeking redemption through the repurchase procedure. Ordinarily, payment will be made to the securities dealer within seven days after receipt of a repurchase order and Share certificate (if any) in "Proper Order" as set forth above. The Fund also will accept, from member firms of the NYSE, orders to repurchase Shares for which no certificates have been issued by wire or telephone without a redemption request signed by the Shareholder, provided the member firm indemnifies the Fund and FTD from any liability resulting from the absence of the Shareholder's signature. Forms for such indemnity agreement can be obtained from FTD.

  The Fund may involuntarily redeem an investor's Shares if the net asset value of such Shares is less than $100, except that involuntary redemptions will not result from fluctuations in the value of an investor's Shares. In addition, the Fund may involuntarily redeem the Shares of any investor who has failed to provide the Fund with a certified taxpayer identification number or such other tax-related certifications as the Fund may require. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and Shares will be redeemed at net asset value at the close of business on that date, unless sufficient additional Shares are purchased to bring the aggregate account value up to $100 or more, or unless a certified taxpayer identification number (or such other information as the Fund has requested) has been provided, as the case may be. A check for the redemption proceeds will be mailed to the investor at the address of record.

  REINSTATEMENT PRIVILEGE. Shares of the Fund may be purchased at net asset value with the proceeds from (i) a redemption of Shares of the Fund or Class I shares of any other Franklin Templeton Fund, except any of the Franklin Templeton money market funds (unless the redemption proceeds are from Class I shares of a fund with a lower initial sales charge than that charged by the Fund and have been held in that fund for less than six months), or (ii) a dividend or distribution paid by any of the Franklin Templeton Funds, within 365 days after the date of the redemption or dividend or distribution. However, if a Shareholder's original investment was in a fund with a lower sales charge, or no sales charge, the Shareholder must pay the difference. An investor may reinvest an amount not exceeding the proceeds of the redemption or the dividend or distribution. While credit will be given for any contingent deferred sales charge paid on the Shares redeemed, a new contingency period will begin. Matured Shares will be reinvested at net asset value and will not be subject to a new contingent deferred sales charge. Shares of the Fund redeemed in connection with an exchange into another fund (see "Exchange Privilege") are not considered "redeemed" for this privilege. In order to exercise this privilege, a written order for the purchase of Shares of the Fund must be received by the Fund or the Fund's Transfer Agent within 365 days after the redemption or the payment date of the distribution. The 365 days, however, do not begin to run on redemption proceeds placed immediately after redemption in a Franklin Bank Certificate of Deposit ("CD") until the CD (including any rollover) matures. Reinvestment at net asset value may also be handled by a securities dealer or other financial institution, who may charge the Shareholder a fee for this service. The redemption is a taxable transaction but reinvestment without a sales charge may affect the tax basis of the Shares reinvested, and the amount of gain or loss resulting from a redemption may be affected by exercise of the reinstatement privilege if the Shares redeemed were held for 90 days or less, or if a Shareholder reinvests in the same fund within 30 days. Reinvestment will be at the next calculated net asset value after receipt.

  SYSTEMATIC WITHDRAWAL PLAN. A Shareholder may establish a Systematic Withdrawal Plan ("Plan") and receive periodic payments from an account provided that the net asset value of the Shares held in the account is at least $5,000. There are no service charges for establishing or maintaining a Plan. The minimum amount which the Shareholder may withdraw is $50 per withdrawal transaction although this is merely the minimum amount allowed under the Plan and should not be mistaken for a recommended amount. Retirement plans subject to mandatory distribution requirements are not subject to the $50 minimum. The Plan may be established on a monthly, quarterly, semiannual or annual basis. If the Shareholder establishes a Plan, any capital gain distributions and income dividends paid by the Fund to the Shareholder's account must be reinvested for the Shareholder's account in additional Shares at net asset value. Payments are then made from the liquidation of Shares at net asset value on the day of the liquidation (which is generally on or about the 25th of the month) to meet the specified withdrawals. Payments are generally received three to five days after the date of liquidation. By completing the "Special Payment Instructions for Distributions" section of the Shareholder Application included with this Prospectus, a Shareholder may direct the selected withdrawals to another of the Franklin Templeton Funds, to another person, or directly to a checking account. Liquidation of Shares may reduce or possibly exhaust the Shares in the Shareholder's account, to the extent withdrawals exceed Shares earned through dividends and distributions, particularly in the event of a market decline. If the withdrawal amount exceeds the total Plan balance, the account will be closed and the remaining balance will be sent to the Shareholder. As with other redemptions, a liquidation to make a withdrawal payment is a sale for federal income tax purposes. Because the amount withdrawn under the Plan may be more than the Shareholder's actual yield or income, part of such a Plan payment may be a return of the Shareholder's investment.

  Maintaining a Plan concurrently with purchases of additional Shares of the Fund would be disadvantageous because of the sales charge on the additional purchases. Also, redemptions of Shares may be subject to a contingent deferred sales charge if the Shares are redeemed within 12 months of the calendar month of the original purchase date. The Shareholder should ordinarily not make additional investments of less than $5,000 or three times the annual withdrawals under the Plan during the time such a Plan is in effect.

  With respect to Systematic Withdrawal Plans, the applicable contingent deferred sales charge is waived for Share redemptions of up to 1% monthly of an account's net asset value (12% annually, 6% semiannually, 3% quarterly). For example, if an account maintained an annual balance of $1,000,000, only $120,000 could be withdrawn through a once-yearly Systematic Withdrawal Plan free of charge; any amount over that $120,000 would be assessed a 1% (or applicable) contingent deferred sales charge.

  A Plan may be terminated on written notice by the Shareholder or the Fund, and it will terminate automatically if all Shares are liquidated or withdrawn from the account, or upon the Fund's receipt of notification of the death or incapacity of the Shareholder. Shareholders may change the amount (but not below $50) and schedule of withdrawal payments or suspend one such payment by giving written notice to the Transfer Agent at least seven business days prior to the end of the month preceding a scheduled payment. Share certificates may not be issued while a Plan is in effect.

  REDEMPTIONS BY TELEPHONE. Shareholders who file a Telephone Redemption Authorization Agreement (the "Agreement") (a copy of which is included in this Prospectus) may redeem Shares of the Fund by telephone, subject to the Restricted Account exception noted under "Telephone Transactions--Restricted Accounts." The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions given by telephone are genuine. Shareholders, however, bear the risk of loss in certain cases as described under "Telephone Transactions--Verification Procedures."

  For Shareholder accounts with a completed Agreement on file, redemptions of uncertificated Shares or Shares which have previously been deposited with the Fund or the Transfer Agent may be made for up to $50,000 per day per Fund account. Telephone redemption requests received before the scheduled closing time of the NYSE (generally 4:00 p.m., New York time) on any business day will be processed that same day. The redemption check will be sent within seven days, made payable to all the registered owners on the account, and will be sent only to the address of record. Redemption requests by telephone will not be accepted within 30 days following an address change by telephone. In that case, a Shareholder should follow the other redemption procedures set forth in this Prospectus. Institutional accounts which wish to execute telephone redemptions in excess of $50,000 must complete an Institutional Telephone Privileges Agreement which is available from Franklin Templeton Institutional Services by telephoning 1-800-321-8563.

  CONTINGENT DEFERRED SALES CHARGE. In order to recover commissions paid to securities dealers on qualified investments of $1 million or more, a contingent deferred sales charge of 1% applies to redemptions of those investments within the contingency period of 12 months of the calendar month of their purchase, unless one of the exceptions described below applies. The charge is 1% of the lesser of the net asset value of the Shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the net asset value of such Shares at the time of purchase, and is retained by FTD. The contingent deferred sales charge is waived in certain instances. See below.

  In determining if a contingent deferred sales charge applies, Shares not subject to a contingent deferred sales charge are deemed to be redeemed first, in the following order: (i) a calculated number of Shares representing amounts attributable to capital appreciation of those Shares held less than the contingency period of 12 months; (ii) Shares purchased with reinvested dividends and capital gain distributions; and (iii) other Shares held longer than the contingency period, and followed by any Shares held less than the contingency period, on a "first in, first out" basis. For tax purposes, a contingent deferred sales charge is treated as either a reduction in redemption proceeds or an adjustment to the cost basis of the Shares redeemed.

  The contingent deferred sales charge is waived, as applicable, for: exchanges; any account fees; distributions from an individual retirement plan account due to death or disability, or upon periodic distributions based on life expectancy; tax-free returns of excess contributions from employee benefit plans; distributions from employee benefit plans, including those due to plan termination or plan transfer; redemptions through a Systematic Withdrawal Plan of up to 1% monthly of an account's net asset value (3% quarterly, 6% semiannually or 12% annually); redemptions initiated by the Fund due to a Shareholder's account falling below the minimum specified account size; and redemptions following the death of the Shareholder or the beneficial owner.

  All investments made during a calendar month, regardless of when during the month the investment occurred, will age one month on the last day of that month, and each subsequent month.

  Requests for redemptions for a SPECIFIED DOLLAr amount, unless otherwise specified, will result in additional Shares being redeemed to cover any applicable contingent deferred sales charge, while requests for redemption of a SPECIFIC NUMBER of Shares will result in the applicable contingent deferred sales charge being deducted from the total dollar amount redeemed.

                            TELEPHONE TRANSACTIONS

  Shareholders of the Fund and their investment representative of record, if any, may be able to execute various transactions by calling Shareholder Services at 1-800-632-2301.

  All Shareholders will be able to: (i) effect a change in address; (ii) change a dividend option (see "Restricted Accounts" below); (iii) transfer Fund Shares in one account to another identically registered account in the Fund; (iv) request the issuance of certificates (to be sent to the address of record only); and (v) exchange Fund Shares by telephone as described in this Prospectus. In addition, Shareholders who complete and file an Agreement as described under "How to Sell Shares of the Fund--Redemption by Telephone" will be able to redeem Shares of the Fund.

  VERIFICATION PROCEDURES. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These will include: recording all telephone calls requesting account activity by telephone; requiring the caller to provide certain personal and/or account information at the time of the call to establish the caller's identification; and sending a confirmation statement on redemptions to the address of record each time account activity is initiated by telephone. So long as the Fund and the Transfer Agent follow telephone instructions which were reasonably believed to be genuine at the time of their receipt, neither they nor their affiliates will be liable for any loss to the Shareholder caused by an unauthorized transaction. The

Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions in the event such reasonable procedures are not followed. Shareholders are, of course, under no obligation to apply for or accept telephone transaction privileges. In any instance where the Fund or the Transfer Agent is not reasonably satisfied that instructions received by telephone are genuine, the requested transaction will not be executed and neither the Fund, the Transfer Agent, nor their affiliates will be liable for any losses which may occur because of a delay in implementing a transaction.

  RESTRICTED ACCOUNTS. Telephone redemptions and dividend option changes may not be accepted on Franklin Templeton retirement accounts. To assure compliance with all applicable regulations, special forms are required for any distribution, redemption, or dividend payment. While the telephone exchange privilege is extended to Franklin Templeton IRA and 403(b) retirement accounts, certain restrictions may apply to other types of retirement plans. Changes to dividend options must also be made in writing.

  To obtain further information regarding distribution or transfer procedures, including any required forms, retirement account Shareholders may call to speak to a Retirement Plan Specialist at 1-800-527-2020.

  GENERAL. During periods of drastic economic or market changes, it is possible that the telephone transaction privileges will be difficult to execute because of heavy telephone volume. In such situations, Shareholders may wish to contact their registered dealer for assistance, or to send written instructions to the Fund as detailed elsewhere in this Prospectus.

  Neither the Fund nor the Transfer Agent will be liable for any losses resulting from the inability of a Shareholder to execute a telephone transaction. The telephone transaction privilege may be modified or discontinued by the Fund at any time upon 60 days' written notice to Shareholders.

                            MANAGEMENT OF THE FUND

  The Fund is managed by its Board of Trustees and all powers of the Fund are exercised by or under authority of the Board. Information relating to the Trustees and executive officers is set forth under the heading "Management of the Fund" in the SAI.

  INVESTMENT MANAGER. The Investment Manager of the Fund is Templeton Investment Counsel, Inc., a Florida corporation with offices at Broward Financial Centre, Fort Lauderdale, Florida 33394-3091. The Investment Manager manages the investment and reinvestment of the Fund's assets. The Investment Manager is an indirect wholly owned subsidiary of Franklin Resources, Inc. ("Franklin"). Through its subsidiaries, Franklin is engaged in various aspects of the financial services industry. The Investment Manager and its affiliates serve as advisers for a wide variety of public investment mutual funds and private clients in many nations. The Templeton organization has been investing globally over the past 52 years and, with its affiliates, provides investment management and advisory services to a worldwide client base, including over
4.3 million mutual fund shareholders, foundations, endowments, employee benefit plans and individuals. The Investment Manager and its affiliates have approximately 4,100 employees in the United States, Australia, Scotland, Germany, Hong Kong, Luxembourg, Bahamas, Singapore, Canada and Russia.

  The Investment Manager uses a disciplined, long-term approach to value-oriented global and international investing. It has an extensive global network of investment research sources. Securities are selected for the Fund's portfolio on the basis of fundamental company-by-company analysis. Many different selection methods are used for different funds and clients and these methods are changed and improved by the Investment Manager's research on superior selection methods.

  The Investment Manager performs similar services for other funds and accounts and there may be times when the actions taken with respect to the Fund's portfolio will differ from those taken by the Investment Manager on behalf of other funds and accounts. Neither the Investment Manager and its affiliates, its officers, directors or employees, nor the officers and Trustees of the Fund are prohibited from investing in securities held by the Fund or other funds and accounts which are managed or administered by the Investment Manager, to the extent such transactions comply with the Fund's Code of Ethics. Please see "Investment Management and Other Services--Investment Management Agreements" in the SAI for further information on securities transactions and a summary of the Fund's Code of Ethics.

  The Investment Manager does not furnish any other services or facilities for the Fund, although such expenses are paid by some investment advisers of other investment companies. As compensation for its services, the Fund pays the Investment Manager a monthly fee, equal on an annual basis to 0.75% of its average daily net assets during the year. This fee is higher than advisory fees paid by most other U.S. investment companies, primarily because investing in securities of companies in foreign markets requires the Investment Manager to invest additional time and incur added expense in developing specialized resources, including research facilities. The Fund also pays its own operating expenses, including: (1) the fees and expenses of the disinterested Trustees;
(2) interest expenses; (3) taxes and governmental fees; (4) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (5) the expenses of registering and qualifying its Shares for sale with the Securities and Exchange Commission ("SEC") and with various state securities commissions; (6) expenses of its independent public accountants and legal counsel; (7) insurance premiums; (8) fees and expenses of the Custodian and Transfer Agent and any related services; (9) expenses of obtaining quotations of portfolio securities and of pricing Shares; (10) expenses of maintaining the Fund's legal existence and of Shareholders' meetings; (11) expenses of preparation and distribution to existing Shareholders of periodic reports, proxy materials and prospectuses; (12) payments made pursuant to the Fund's Distribution Plan (see "Plan of Distribution"); and (13) fees and expenses of membership in industry organizations.

  The lead portfolio manager for the Fund is William T. Howard, Jr., Vice President of the Investment Manager. Mr. Howard holds a Bachelor of Arts degree in international studies from Rhodes College and a Master of Business Administration degree in finance from Emory University. Before joining the Templeton organization in 1993, he was a portfolio manager and analyst with Tennessee Consolidated Retirement System in Nashville, Tennessee, where he was responsible for research and management of the international equity portfolio, and specialized in the Japanese equity market. Gary P. Motyl and Gary R. Clemmons exercise secondary portfolio management responsibility with respect to the Fund. Mr. Motyl, Senior Vice President of the Investment Manager, holds a Bachelor of Science degree in finance from Lehigh University and a Master of Business Administration degree in finance from Pace University. He has been a security analyst and portfolio manager with the Investment Manager since 1981. Prior to joining the Templeton organization, Mr. Motyl worked from 1974 to 1979 as a security analyst with Standard & Poor's Corporation. He then worked as a research analyst and portfolio manager from 1979 to 1981 with Landmark First Mortgage Bank where he had responsibility for equity research and managed several pension and profit sharing plans. Mr. Clemmons, Vice President of the Investment Manager, holds a Bachelor of Science degree in geology from the University of Nevada and a Master of Business Administration degree in finance from the University of Wisconsin. He joined the Investment Manager in 1993. Prior to that time he was a research analyst at Templeton Quantitative Advisors, Inc. in New York, where he was also responsible for management of a small capitalization fund. Further information concerning the Investment Manager is included under the heading "Investment Management and Other Services" in the SAI.

  BUSINESS MANAGER. Templeton Global Investors, Inc. provides certain administrative facilities and services for the Fund, including payment of salaries of officers, preparation and maintenance of books and records, preparation of tax returns and financial reports, monitoring compliance with regulatory requirements and monitoring tax-deferred retirement plans. For its services, the Fund pays the Business Manager a fee equivalent to 0.15% of the average daily net assets of the Fund during the year, reduced to 0.135% of such assets in excess of $200 million, to 0.10% of such assets in excess of $700 million, and to 0.075% of such assets in excess of $1,200 million.

  TRANSFER AGENT. Franklin Templeton Investor Services, Inc. serves as transfer agent and dividend disbursing agent for the Fund.

  CUSTODIAN. The Chase Manhattan Bank, N.A. serves as custodian of the Fund's assets.

  PLAN OF DISTRIBUTION. A Plan of Distribution has been approved for the Fund (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Any portion of Rule 12b-1 fees remaining from the Plan after distribution to securities dealers of up to the maximum amount permitted under the Plan may be used by the Fund to reimburse FTD for routine ongoing promotion and distribution expenses incurred with respect to the Fund. Such expenses may include, but are not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparing and distributing sales literature and related expenses, advertisements, and other distribution-related expenses, including a prorated portion of FTD's overhead expenses attributable to the distribution of Fund Shares, as well as any distribution or service fees paid to securities dealers or their firms or others who have executed a servicing agreement with the Fund, FTD or its affiliates.

  The maximum amount which the Fund may pay to FTD or others under the Plan for such distribution expenses is 0.35% per annum of average daily net assets, payable on a quarterly basis. All expenses of distribution and marketing in excess of 0.35% per annum will be borne by FTD, or others who have incurred them, without reimbursement from the Fund. Under the Plan, costs and expenses not reimbursed in any one given quarter (including costs and expenses not reimbursed because they exceed the applicable limit of the Plan) may be reimbursed in subsequent quarters or years, subject to applicable law. FTD has informed the Fund that cost and expenses that may be reimbursable in future quarters or years were $3,446 (.24% of its net assets) at March 31, 1995.

  The Plan also covers any payments to or by the Fund, the Investment Manager, FTD, or other parties on behalf of the Fund, the Investment Manager or FTD, to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of Shares issued by the Fund within the context of Rule 12b-1. The payments under the Plan are included in the maximum operating expenses which may be borne by the Fund. For more information, including a discussion of the Board's policies with regard to the amount of the Plan's fees, please see the SAI.

  BROKERAGE COMMISSIONS. The Fund's brokerage policies are described under the heading "Brokerage Allocation" in the SAI. The Fund's brokerage policies provide that the receipt of research services from a broker and the sale of Shares by a broker are factors which may be taken into account in allocating securities transactions, so long as the prices and execution provided by the broker equal the best available within the scope of the Fund's brokerage policies.

                              GENERAL INFORMATION

  DESCRIPTION OF SHARES/SHARE CERTIFICATES. The capitalization of the Fund consists of an unlimited number of Shares of beneficial interest, par value $0.01 per Share. The Board of Trustees is authorized, in its discretion, to classify and allocate the unissued Shares of the Fund in an unlimited number of separate series and may in the future divide existing series into two or more classes. Each Share entitles the holder to one vote.

  Shares for initial investment, as well as subsequent investments, including the reinvestment of dividends and capital gain distributions, are generally credited to an account in the name of an investor on the books of the Fund, without the issuance of a share certificate. Maintaining shares in uncertificated form (also known as "plan balance") minimizes the risk of loss or theft of a share certificate. No charge is made for the issuance of one certificate for all or some of the shares purchased in a single order. A lost, stolen or destroyed certificate cannot be replaced without obtaining a sufficient indemnity bond. The cost of such a bond, which is generally borne by the Shareholder, can be 2% or more of the value of the lost, stolen or destroyed certificate. A certificate will be issued if requested by the Shareholder or by the securities dealer.

  MEETINGS OF SHAREHOLDERS. The Fund is not required to hold annual meetings of Shareholders and may elect not to do so. The Fund will call a special meeting of Shareholders for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the Fund's outstanding Shares. The Fund is required to assist Shareholder communications in connection with the calling of Shareholder meetings to consider removal of a Trustee or Trustees.

  DIVIDENDS AND DISTRIBUTIONS. The Fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains. Unless otherwise requested, income dividends and capital gain distributions paid by the Fund, other than on those Shares whose owners keep them registered in the name of a broker-dealer, are automatically reinvested on the payment date in whole or fractional Shares at net asset value as of the ex-dividend date, unless a Shareholder makes a written or telephonic request for payments in cash. By completing the "Special Payment Instructions for Distributions" section of the Shareholder Application, Shareholders may direct that their dividend and/or capital gain distributions be reinvested in Shares of the Fund or Class I shares of any other Franklin Templeton Fund. Shareholders may also direct the payment of their dividend or capital gain distributions to another person. The processing date for the reinvestment of dividends may vary, from time to time, and does not affect the amount of the Shares acquired. Income dividends and capital gain distributions will be paid in cash on Shares during the time their owners keep them registered in the name of a broker-dealer, unless the broker-dealer has made arrangements with the Transfer Agent for reinvestment.

  Prior to purchasing Shares of the Fund, the impact of dividends or capital gain distributions which have been declared but not yet paid should be carefully considered. Any dividend or capital gain distribution paid shortly after a purchase by a Shareholder prior to the record date will have the effect of reducing the per Share net asset value of the Shares by the amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, generally will be subject to tax.

  Checks are forwarded by first-class mail to the address of record. The proceeds of any such checks which are not accepted by the addressee and returned to the Fund will be reinvested in the Shareholder's account in whole or fractional Shares at the net asset value next computed after the check has been received by the Transfer Agent. Subsequent distributions automatically will be reinvested at net asset value as of the ex-dividend date in additional whole or fractional Shares.

  FEDERAL TAX INFORMATION. The Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. See the SAI for a summary of requirements that must be satisfied to so qualify. A regulated investment company generally is not subject to Federal income tax on income and gains distributed in a timely manner to its shareholders. The Fund intends to distribute to Shareholders substantially all of its net investment income and net realized capital gains, which generally will be taxable income or capital gains in their hands. Distributions declared in October, November or December to Shareholders of record on a date in such month and paid during the following January will be treated as having been received by Shareholders on December 31 in the year such distributions were declared. The Fund will inform Shareholders each year of the amount and nature of such income or gains. Sales or other dispositions of Fund Shares generally will give rise to taxable gain or loss. A more detailed description of tax consequences to Shareholders is contained in the SAI under the heading "Tax Status."

  The Fund may be required to withhold federal income tax at the rate of 31% of all taxable distributions (including redemptions) paid to Shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications or where the Fund or the Shareholder has been notified by the Internal Revenue Service that the Shareholder is subject to backup withholding. Corporate Shareholders and certain other Shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the Shareholder's federal income tax liability.

  JAPAN TAXES. Pursuant to the tax convention between the United States and Japan (the "Convention"), a Japanese withholding tax at the maximum rate of 15% is, with certain exceptions, imposed upon dividends paid by Japanese corporations to the Fund. Pursuant to the present terms of the Convention, interest received by the Fund from sources within Japan is subject to a Japanese withholding tax at a maximum rate of 10%. Capital gains of the Fund arising from its investments as described herein are not taxable in Japan.

  Generally, the Fund will be subject to the Japan securities transaction tax on its sale of certain securities in Japan. The current rates of such tax range from 0.03% to 0.30% depending upon the particular type of securities involved. Transactions involving equity securities are currently taxed at the highest rate.

  INQUIRIES. Shareholders' inquiries will be answered promptly. They should be addressed to Franklin Templeton Investor Services, Inc., P.O. Box 33030, St. Petersburg, Florida 33733-8030 -- telephone 1-800-632-2301. Transcripts of Shareholder accounts less than three years old are provided on request without charge; requests for transcripts going back more than three years from the date the request is received by the Transfer Agent are subject to a fee of up to $15 per account.

  PERFORMANCE INFORMATION. The Fund may include its total return in advertisements or reports to Shareholders or prospective investors. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of 1, 5 and 10 years (or up to the life of the Fund), will reflect the deduction of the maximum initial sales charge and deduction of a proportional share of Fund expenses (on an annual basis), and will assume that all dividends and distributions are reinvested when paid. Total return may be expressed in terms of the cumulative value of an investment in the Fund at the end of a defined period of time. For a description of the methods used to determine total return for the Fund, see the SAI.

  STATEMENTS AND REPORTS. The Fund's fiscal year ends on March 31. Annual reports (containing financial statements audited by independent auditors and additional information regarding the Fund's performance) and semiannual reports (containing unaudited financial statements) are sent to Shareholders each year. To reduce the volume of mail sent to one household as well as to reduce Fund expenses, the Transfer Agent will attempt to identify related Shareholders within a household and send only one copy of the report. Additional copies may be obtained, without charge, upon request to the Fund Information Department--telephone 1-800/DIAL BEN. The Fund also sends to each Shareholder a confirmation statement after every transaction that affects the Shareholder's account, and a year-end historical confirmation statement.

                       INSTRUCTIONS AND IMPORTANT NOTICE

SUBSTITUTE W-9 INSTRUCTIONS INFORMATION

GENERAL. Backup withholding is not an additional tax. Rather, the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained from the Internal Revenue Service ("IRS").

OBTAINING A NUMBER. If you do not have a Social Security Number/Taxpayer Identification Number ("SSN/TIN"), you must obtain Form SS-5 or Form SS-4 from your local Social Security or IRS office and apply for one. If you have checked the "Awaiting TIN" box and signed the certification, withholding will apply to payments relating to your account unless you provide a certified TIN within 60 days.

WHAT SSN/TIN TO GIVE. Please refer to the following guidelines:

ACCOUNT TYPE                        GIVE SSN OF                    ACCOUNT TYPE                     GIVE TAXPAYER ID # OF
------------------------------------------------------------------------------------------------------------------------------
 . Individual                        Individual                     . Trust, Estate, or              Trust, Estate, or
                                                                     Pension Plan Trust             Pension Plan Trust
------------------------------------------------------------------------------------------------------------------------------
 . Joint Individual                  Actual owner of account,       . Corporation, Partnership,      Corporation, Partnership,
                                    or if combined funds, the        or other organization          or other organization
                                    first-named individual
------------------------------------------------------------------------------------------------------------------------------
 . Unif. Gift/Transfer to Minor      Minor                          . Broker nominee                 Broker nominee
------------------------------------------------------------------------------------------------------------------------------
 . Sole Proprietor                   Owner of business
------------------------------------------------------------------------------------------------------------------------------
 . Legal Guardian                    Ward, Minor, or Incompetent
------------------------------------------------------------------------------------------------------------------------------

EXEMPT RECIPIENTS. Please provide your TIN and check the "Exempt Recipient" box if you are an exempt recipient. Exempt recipients generally include:

 A corporation                           A real estate investment trust

 A financial institution                 A common trust fund operated by a bank
                                         under section 584(a)

 An organization exempt from tax under   An entity registered at all times under
 section 501(a), or an individual        the Investment Company Act of 1940
 retirement plan

 A registered dealer in securities or
 commodities registered in the U.S.
 or a U.S. possession

IRS PENALTIES. If you do not supply us with your SSN/TIN, you will be subject to an IRS $50 penalty unless your failure is due to reasonable cause and not willful neglect. If you fail to report certain income on your Federal income tax return, you will be treated as negligent and subject to an IRS 20% penalty on any underpayment of tax attributable to such negligence, unless there was reasonable cause for the resulting underpayment and you acted in good faith. If you falsify information on this form or make any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, you may be subject to an IRS $500 penalty and certain criminal penalties including fines and imprisonment.

SUBSTITUTE W-8 INSTRUCTIONS INFORMATION

EXEMPT FOREIGN PERSON. Check the "Exempt Foreign Person" box if you qualify as a non-resident alien or foreign entity that is not subject to certain U.S. information return reporting or to backup withholding rules. Dividends paid to your account may be subject to withholding of up to 30%. Generally, you are an "Exempt Foreign Person" if you are not (1) a citizen or resident of the U.S., or (2) a U.S. corporation, partnership, estate, or trust. In the case of an individual, an "Exempt Foreign Person" is one who has been physically present in the U.S. for less than 31 days during the current calendar year. An individual who is physically present in the U.S. for at least 31 days during the current calendar year will still be treated as an "Exempt Foreign Person," provided that the total number of days physically present in the current calendar year and the two preceding calendar years does not equal or exceed 183 days (counting all of the days in the current calendar year, only one-third of the days in the first preceding calendar year and only one-sixth of the days in the second preceding calendar year). In addition, lawful permanent residents or green card holders may not be treated as "Exempt Foreign Persons." If you are an individual or an entity, you must not now be, or at this time expect to be, engaged in a U.S. trade or business with respect to which any gain derived from transactions effected by the Fund/Payer during the calendar year is effectively connected to the U.S.

PERMANENT ADDRESS. The Shareholder Application must contain your permanent address if you are an "Exempt Foreign Person." If you are an individual, provide your permanent address. If you are a partnership or corporation, provide the address of your principal office. If you are an estate or trust, provide the address of your permanent residence or the principal office of any fiduciary.

NOTICE OF CHANGE IN STATUS. If you become a U.S. citizen or resident after you have provided certification of your foreign status, or if you cease to be an "Exempt Foreign Person," you must notify the Fund/Payer within 30 days of your change in status. Reporting will then begin on the account(s) listed, and backup withholding may also begin unless you certify to the Fund/Payer that
(1) the taxpayer identification number you have given is correct, and (2) the IRS has not notified you that you are subject to backup withholding because you failed to report certain interest or dividend income. You may use
Form W-9, "Payer's Request for Taxpayer Identification Number and Certification," to make these certifications. If an account is no longer active, you do not have to notify a Fund/Payer or broker of your change in status unless you also have another account with the same Fund/Payer that is still active. If you receive interest from more than one Fund/Payer or have dealings with more than one broker or barter exchange, file a certificate with each. If you have more than one account with the same Fund/Payer, the Fund/Payer may require you to file a separate certificate for each account.

WHEN TO FILE. File these certifications with the Fund before a payment is made to you, unless you have already done this in either of the two preceding calendar years. Only certifications that are in proper order will be treated as having been filed with the Fund.

HOW OFTEN YOU MUST FILE. This certificate generally remains in effect for three calendar years. A Fund/Payer or broker, however, may require that a new certificate be filed each time a payment is made. On joint accounts for which each joint owner is a foreign person, each must provide a certification of foreign status.

                FOR CORPORATE SHAREHOLDERS--FORM OF RESOLUTION

It will be necessary for corporate shareholders to provide a certified copy of a resolution or other certificate of authority to authorize the purchase as well as sale (redemption) of shares and withdrawals by checks or drafts. You may use the following form of resolution or you may prefer to use your own. It is understood that each Fund, Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., the custodian bank and their affiliates may rely upon these authorizations until revoked or amended by written notice delivered by registered or certified mail to a Fund.

CERTIFIED COPY OF RESOLUTION (Corporation or Association)

The undersigned hereby certifies and affirms that he/she is the duly elected ___________________________________ of _______________________________________
               TITLE                                 CORPORATE NAME
a ____________________________________ organized under the laws of the State of
         TYPE OF ORGANIZATION
________________________ and that the following is a true and correct copy of a
         STATE
resolution adopted by the Board of Directors at a meeting duly called and held on _______________________________
                DATE

  RESOLVED, that the _________________________________________________ of this
                                       OFFICERS' TITLES
  Corporation or Association are authorized to open an account in the name of the Corporation or Association with one or more of the Franklin Group of Funds (R) or Templeton Family of Funds (collectively, the "Funds") and to deposit such funds of this Corporation or Association in this account as they deem necessary or desirable; that the persons authorized below may endorse checks and other instruments for deposit to said account or accounts; and

  FURTHER RESOLVED, that any of the following _____________________ officers are
                                                      NUMBER
  authorized to sign any share assignment on behalf of this Corporation or Association and to take any other actions as may be necessary to sell or redeem its shares in the Funds or to sign checks or drafts withdrawing funds from the account; and

  FURTHER RESOLVED, that this Corporation or Association shall hold harmless, indemnify, and defend the Funds, their custodian bank, Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., and their affiliates, from any claim, loss or liability resulting in whole or in part, directly or indirectly, from their reliance from time to time upon any certifications by the secretary or any assistant secretary of this Corporation or Association as to the names of the individuals occupying such offices and their acting in reliance upon these resolutions until actual receipt by them of a certified copy of a resolution of the Board of Directors of the Corporation or Association modifying or revoking any or all such resolutions.

The undersigned further certifies that the below named persons, whose signatures appear opposite their names and office titles, are duly elected officers of the Corporation or Association. (Attach additional list if necessary.)


-------------------------------------- ---------------------------------------
NAME/TITLE (PLEASE PRINT OR TYPE)      SIGNATURE

-------------------------------------- ---------------------------------------
NAME/TITLE (PLEASE PRINT OR TYPE)      SIGNATURE

-------------------------------------- ---------------------------------------
NAME/TITLE (PLEASE PRINT OR TYPE)      SIGNATURE

-------------------------------------- ---------------------------------------
NAME/TITLE (PLEASE PRINT OR TYPE)      SIGNATURE

-------------------------------------- ---------------------------------------
NAME OF CORPORATION OR ASSOCIATION     DATE


Certified from minutes ________________________________________________________
                       NAME AND TITLE

                       CORPORATE SEAL (if appropriate)

      THE FRANKLIN TEMPLETON TELEPHONE REDEMPTION AUTHORIZATION AGREEMENT

You may use Franklin Templeton's telephone redemption privilege to redeem uncertificated Franklin Templeton Fund shares for up to $50,000 (or your Shareholder account balance, whichever is less) per day, per fund account in accordance with the terms of the Fund's Prospectus.

The telephone redemption privilege is available only to Shareholders who specifically request it. If you would like to add this redemption privilege to the other telephone transaction privileges automatically available to Franklin Templeton Fund shareholders, please sign and return this authorization to Franklin Templeton Investor Services, Inc. ("Services"), transfer agent and shareholder servicing agent for the Franklin Templeton Funds.

SHAREHOLDER AUTHORIZATION: I/We request the telephone redemption privilege under the terms described below and in the prospectus for each investment company in the Franklin Templeton Group of Funds (a "Franklin Templeton Fund" or a "Fund"), now opened or opened at a later date, holding shares registered as follows:

-------------------------------------  ---------------------------------------
PRINT NAME(S) AS SHOWN IN YOUR ACCOUNT REGISTRATION ("SHAREHOLDER")

-------------------------------------  ---------------------------------------
ACCOUNT NUMBER(S)

I/We authorize each Fund and Services to honor and act upon telephone requests given as provided in this agreement to redeem shares from any Shareholder account:

-------------------------------------  ---------------------------------------
SIGNATURE(S) AND DATE

-------------------------------------  ---------------------------------------
PRINT NAME(S) (AND TITLE/CAPACITY, IF APPLICABLE)

VERIFICATION PROCEDURES: I/We understand and agree that: (1) each Fund and Services will employ reasonable procedures to confirm that redemption instructions communicated by telephone are genuine and that if these confirmation procedures are not followed, the Fund or Services may be liable for any losses due to unauthorized or fraudulent telephone instructions; (2) the confirmation procedures will include the recording of telephone calls requesting redemptions, requiring that the caller provide certain personal and/or account information requested by the telephone service agent at the time of the call for the purpose of establishing the caller's identification, and the sending of confirmation statements to the address of record each time a redemption is initiated by telephone; and (3) so long as the Fund and Services follow the confirmation procedures in acting on instructions communicated by telephone which were reasonably believed to be genuine at the time of receipt, neither they, nor their parent or affiliates, will be liable for any loss, damages or expenses caused by an unauthorized or fraudulent redemption request.

JOINTLY OWNED/CO-TRUSTEE ACCOUNTS: Each of us signing this agreement as either joint owners or co-trustees authorizes each Fund and Services to honor telephone redemption requests given by ANY ONE of the signers, or our investment representative of record, if any, ACTING ALONE.

APPOINTMENT OF ATTORNEY-IN-FACT: In order to issue telephone redemption requests acting alone, each of us individually makes the following appointment: I hereby appoint the other joint owner(s)/co-trustee(s) as my agent(s) (attorney[s]-in-fact) with full power and authority to individually act for me in any lawful way with respect to the issuance of instructions to a Fund or Services in accordance with the telephone redemption privilege we have requested by signing this agreement. This appointment shall not be affected by my subsequent disability or incompetency and shall remain in effect until it is revoked by either written notice from any one of us delivered to a Fund or Services by registered mail, return receipt requested or by a Fund or Services upon receipt of any information that causes a Fund or Services to believe in good faith that there is or that there may be a dispute among any of us with respect to the Franklin Templeton Fund account(s) covered by this agreement. Each of us agrees to notify the Fund or Services immediately upon the death of any of the signers.

CORPORATE/PARTNERSHIP/TRUST/RETIREMENT ACCOUNTS: The Shareholder and each of us signing this agreement on behalf of the Shareholder represent and warrant to each Franklin Templeton Fund and Services that the Shareholder has the authority to enter into this agreement and that each of us is duly authorized to execute this agreement on behalf of the Shareholder. The Shareholder agrees that its election of the telephone redemption privilege means that a Fund or Services may honor a telephone redemption request given by ANY officer/partner/member/administrator/or agent of the Shareholder ACTING ALONE.

RESTRICTED ACCOUNTS: Telephone redemptions may not be accepted on Franklin Templeton Trust Company retirement accounts.

PLEASE RETURN THIS FORM TO:
Franklin Templeton Investor Services, Inc., Attn.: Telephone Redemptions Dept., 700 Central Avenue, St. Petersburg, Florida 33701-3628.

The Franklin Templeton Group

Literature Request -- Call today for a free descriptive brochure and prospectus on any of the funds listed below. The prospectus contains more complete information, including fees, charges and expenses, and should be read carefully before investing or sending money.

TEMPLETON FUNDS                       Maryland                        FRANKLIN FUNDS SEEKING
American Trust                        Massachusetts***                HIGH CURRENT INCOME
Americas Government Securities Fund   Michigan***                     AGE High Income Fund
Developing Markets Trust              Minnesota***                    German Government Bond Fund
Foreign Fund                          Missouri                        Global Government Income Fund
Global Infrastructure Fund            New Jersey                      Investment Grade Income Fund
Global Opportunities Trust            New York*                       U.S. Government Securities Fund
Greater European Fund                 North Carolina
Growth Fund                           Ohio***                         FRANKLIN FUNDS SEEKING HIGH CURRENT
Growth and Income Fund                Oregon                          INCOME AND STABILITY OF PRINCIPAL
Income Fund                           Pennsylvania                    Adjustable Rate Securities Fund
Japan Fund                            Tennessee**                     Adjustable U.S. Government Securities Fund
Latin America Fund                    Texas                           Short-Intermediate U.S. Government Securities Fund
Money Fund                            Virginia
Real Estate Securities Fund           Washington**                    FRANKLIN FUNDS FOR NON-U.S. INVESTORS
Smaller Companies Growth Fund                                         Tax-Advantaged High Yield Securities Fund
World Fund                            FRANKLIN FUNDS                  Tax-Advantaged International Bond Fund
                                      SEEKING CAPITAL GROWTH          Tax-Advantaged U.S. Government Securities Fund
FRANKLIN FUNDS                        California Growth Fund
SEEKING TAX-FREE INCOME               DynaTech Fund                   FRANKLIN TEMPLETON INTERNATIONAL
Federal Intermediate Term             Equity Fund                     CURRENCY FUNDS
Tax-Free Income Fund                  Global Health Care Fund         Global Currency Fund
Federal Tax-Free Income Fund          Gold Fund                       Hard Currency Fund
High Yield Tax-Free Income Fund       Growth Fund                     High Income Currency Fund
Insured Tax-Free Income Fund***       International Equity Fund
Puerto Rico Tax-Free Income Fund      Pacific Growth Fund             FRANKLIN MONEY MARKET FUNDS
                                      Real Estate Securities Fund     California Tax-Exempt Money Fund
FRANKLIN STATE-SPECIFIC FUNDS         Small Cap Growth Fund           Federal Money Fund
SEEKING TAX-FREE INCOME                                               IFT U.S. Treasury Money Market Portfolio
Alabama                               FRANKLIN FUNDS SEEKING          Money Fund
Arizona*                              GROWTH AND INCOME               New York Tax-Exempt Money Fund
Arkansas**                            Balance Sheet Investment Fund   Tax-Exempt Money Fund
California*                           Convertible Securities Fund
Colorado                              Equity Income Fund              FRANKLIN FUND FOR CORPORATIONS
Connecticut                           Global Utilities Fund           Corporate Qualified Dividend Fund
Florida*                              Income Fund
Georgia                               Premier Return Fund             FRANKLIN TEMPLETON VARIABLE ANNUITIES
Hawaii**                              Rising Dividends Fund           Franklin Valuemark
Indiana                               Strategic Income Fund           Franklin Templeton Valuemark Income
Kentucky                              Utilities Fund                  Plus (an immediate annuity)
Louisiana

Toll-free 1-800-DIAL BEN (1-800-342-5236)
* Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of municipal securities, and a high yield portfolio (CA).
** The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.
*** Portfolio of insured municipal securities.

--------------------------------------------------------------------------------

-------------------------------------------------------
 FRANKLIN TEMPLETON
 JAPAN FUND

 PRINCIPAL UNDERWRITER:

 Franklin Templeton
 Distributors, Inc.
 700 Central Avenue
 St. Petersburg,
 Florida 33701-3628

 Shareholder Services
 1-800-632-2301

 Fund Information
 1-800/DIAL BEN

 Institutional Services
 1-800-321-8563

 Dealer Services
 1-800-524-4040

 Retirement Plan Services
 1-800-527-2020

 This Prospectus is not an offering of the
 securities herein described in any state in
 which the offering is not authorized. No sales
 representative, dealer, or other person is
 authorized to give any information or make
 any representations other than those contained
 in this Prospectus. Further information may be
 obtained from the Principal Underwriter.
-------------------------------------------------------


[RECYCLED PAPER LOGO APPEARS HERE]      TL417 P96 02/96


FRANKLIN

TEMPLETON

JAPAN

FUND

Prospectus
August 1, 1995

as amended
February 29, 1996



[LOGO OF FRANKLIN TEMPLETON APPEARS HERE]

--------------------------------------------------------------------------------

[LOGO APPEARS HERE]
Franklin Templeton

                                                     Mail to: FRANKLIN TEMPLETON
              P.O. Box 33031  St. Petersburg, Florida 33733-8031  (800) 393-3001

PLEASE DO NOT USE THIS FORM FOR ANY RETIREMENT PLAN FOR WHICH FRANKLIN TEMPLETON TRUST COMPANY SERVES AS CUSTODIAN OR TRUSTEE, OR FOR TEMPLETON MONEY FUND, TEMPLETON INSTITUTIONAL FUNDS OR TEMPLETON CAPITAL ACCUMULATOR FUND. REQUEST SEPARATE APPLICATIONS AND/OR PROSPECTUSES.

--------------------------------------------------------------------------------
SHAREHOLDER APPLICATION OR REVISION  [ ] PLEASE CHECK THE BOX IF THIS IS A
                                         REVISION AND SEE SECTION 8
--------------------------------------------------------------------------------

PLEASE CHECK CLASS I OR CLASS II, if applicable, next to your Fund selection. Class I and Class II shares have different sales charges and operating expenses, among other differences, as described in each Fund's prospectus.

                                                        DATE  __________________

 CLASS
 I   II          TEMPLETON

[ ]  [ ] $______ AMERICAN TRUST
[ ]       ______ AMERICAS GOVERNMENT SECURITIES FUND
[ ]  [ ]  ______ DEVELOPING MARKETS TRUST
[ ]  [ ]  ______ FOREIGN FUND
[ ]  [ ]  ______ GLOBAL INFRASTRUCTURE FUND

 CLASS
 I   II          TEMPLETON

[ ]  [ ] $______ GLOBAL OPPORTUNITIES TRUST
[ ]  [ ]  ______ GREATER EUROPEAN FUND
[ ]  [ ]  ______ GROWTH FUND
[ ]  [ ]  ______ GROWTH AND INCOME FUND
[ ]  [ ]  ______ INCOME FUND

 CLASS
 I   II          TEMPLETON

[ ]      $______ JAPAN FUND
[ ]  [ ]  ______ LATIN AMERICA FUND
[ ]  [ ]  ______ REAL ESTATE SECURITIES FUND
[ ]  [ ]  ______ SMALLER COMPANIES GROWTH FUND
[ ]  [ ]  ______ WORLD FUND

 CLASS
 I   II

[ ]  [ ]  OTHER:                   $______
          (except for Class II Money Fund)

          ________________________________

          ________________________________

          ________________________________

--------------------------------------------------------------------------------
1  ACCOUNT REGISTRATION  (PLEASE PRINT)
--------------------------------------------------------------------------------

[ ] INDIVIDUAL OR JOINT ACCOUNT

                                                            -         -
___________________________________________________ ____________________________
First Name       Middle Initial     Last Name       Social Security Number (SSN)

                                                            -         -
___________________________________________________ ____________________________
Joint Owner(s)                                      Social Security Number (SSN)
(Joint ownership means "Joint Tenants With Rights of Survivorship" unless otherwise specified)
All owners must sign Section 4.

--------------------------------------------------------------------------------

[ ] GIFT/TRANSFER TO A MINOR

______________________________  As Custodian For _______________________________
Name of Custodian (ONE ONLY)                     Minor's Name (one only)

____________________  Uniform Gifts/Transfers to Minors Act ____________________
State of Residence                                          Minor's Social
                                                            Security Number

Please Note: Custodian's Signature, not Minor's, is required in Section 4.

--------------------------------------------------------------------------------

[ ] TRUST, CORPORATION, PARTNERSHIP, RETIREMENT PLAN, OR OTHER ENTITY

__________________________________________  ____________________________________
Name                                        Taxpayer Identification Number (TIN)

__________________________________________  ____________________________________
Name of Beneficiary                         Date of Trust Document
(if to be included in the Registration)     (must be completed for registration)

________________________________________________________________________________
Name of Each Trustee
(if to be included in the Registration)


--------------------------------------------------------------------------------
2  ADDRESS
--------------------------------------------------------------------------------

_________________________________________    Daytime Phone(_______)_____________
Street Address                                            Area Code

_________________________________________    Evening Phone(_______)_____________
City         State     Zip Code                           Area Code

I am a Citizen of: [ ] U.S. or [ ]_________________________
                                  Country of Residence


--------------------------------------------------------------------------------
3  INITIAL INVESTMENT  ($100 MINIMUM INITIAL INVESTMENT)
--------------------------------------------------------------------------------

Check(s) enclosed for $______________. (Payable to the Fund(s) indicated above.)

--------------------------------------------------------------------------------
4  SIGNATURE AND TAX CERTIFICATIONS  (ALL REGISTERED OWNERS MUST SIGN
                                      APPLICATION)
--------------------------------------------------------------------------------

See "Important Notice Regarding Taxpayer IRS Certifications" in back of prospectus. The Fund reserves the right to refuse to open an account without either a certified Taxpayer Identification Number ("TIN") or a certification of foreign status. Failure to provide tax certifications in this section may result in backup withholding on payments relating to your account and/or in your inability to qualify for treaty withholding rates.

I am(We are) not subject to backup withholding because I(we) have not been notified by the IRS that I am(we are) subject to backup withholding as a result of a failure to report all interest or dividends or because the IRS has notified me(us) that I am(we are) no longer subject to backup withholding. (If you are currently subject to backup withholding as a result of a failure to report all interest or dividends, please cross out the preceding statement.)

[ ] The number shown above is my(our) correct TIN, or that of the Minor named in
    Section 1.

[ ] AWAITING TIN. I am(We are) waiting for a number to be issued to me(us).
    I(We) understand that if I(we) do not provide a TIN to the Fund within 60 days, the Fund is required to commence 31% backup withholding until I(we) provide a certified TIN.

[ ] EXEMPT RECIPIENT. Individuals cannot be exempt. Check this box only after reading the instructions to see whether you qualify as an exempt recipient. (You should still provide a TIN.)

[ ] EXEMPT FOREIGN PERSON. Check this box only if the following statement applies: "I am(we are) neither a citizen nor a resident of the United States. I(we) certify to the best of my(our) knowledge and belief, I(we) qualify as an exempt foreign person and/or entity as described in the instructions."


Permanent address for
tax purposes:___________________________________________________________________
             Street Address      City        State       Country     Postal Code

PLEASE NOTE: The IRS only allows one TIN to be listed on an account. On joint accounts, it is preferred that the primary account owner (or person listed first on the account) list his/her number as requested above.

CERTIFICATION - UNDER THE PENALTIES OF PERJURY, I(WE) CERTIFY THAT (1) THE INFORMATION PROVIDED ON THIS APPLICATION IS TRUE, CORRECT AND COMPLETE, (2) I(WE) HAVE READ THE PROSPECTUS(ES) FOR THE FUND(S) IN WHICH I AM(WE ARE) INVESTING AND AGREE TO THE TERMS THEREOF, AND (3) I AM(WE ARE) OF LEGAL AGE OR AN EMANCIPATED MINOR.

I (WE) ACKNOWLEDGE THAT SHARES OF THE FUND(S) ARE NOT INSURED OR GUARANTEED BY ANY AGENCY OR INSTITUTION AND THAT AN INVESTMENT IN THE SHARES INVOLVES RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

X_____________________________________    X_____________________________________
Signature                                 Signature

X_____________________________________    X_____________________________________
Signature                                 Signature

Please make a photocopy of this application for your records.


--------------------------------------------------------------------------------
5  BROKER/DEALER USE ONLY  (PLEASE PRINT)
--------------------------------------------------------------------------------

We hereby submit this application for the purchase of shares of the Fund indicated above in accordance with the terms of our selling agreement with Franklin Templeton Distributors, Inc. ("FTD"), and with the Prospectus for the Fund. We agree to notify FTD of any purchases of Class I shares which may be eligible for reduced or eliminated sales charges.

--------------------------------------------------------------------------------

    WIRE ORDER ONLY: The attached check for $__________  should be applied against Wire Order

            Confirmation Number_____________  Dated________________

                   For_____________________________  Shares

--------------------------------------------------------------------------------

Securities Dealer Name__________________________________________________________

Main Office Address_____________________________________________________________

Main Office Telephone Number(_______)___________________________________________

Branch Number___________________________________________________________________

Representative Number___________________________________________________________

Representative Name_____________________________________________________________

Branch Address__________________________________________________________________

Branch Telephone Number(_______)________________________________________________

Authorized Signature, Securities Dealer_________________________________________

Title___________________________________________________________________________

--------------------------------------------------------------------------------

ACCEPTED: Franklin Templeton Distributors, Inc.

By_______________________________________________

Date_____________________________________________

--------------------------------------------------------------------------------

          PLEASE SEE REVERSE SIDE FOR SHAREHOLDER ACCOUNT PRIVILEGES:

[ ] DISTRIBUTION OPTIONS
[ ] SYSTEMATIC WITHDRAWAL PLAN
[ ] SPECIAL INSTRUCTIONS FOR DISTRIBUTIONS
[ ] AUTOMATIC INVESTMENT PLAN
[ ] TELEPHONE EXCHANGE SERVICE
[ ] CUMULATIVE QUANTITY DISCOUNT
[ ] LETTER OF INTENT

   This application must be preceded or accompanied by a prospectus for the
                           Fund(s) being purchased.

--------------------------------------------------------------------------------
6  DISTRIBUTION OPTIONS  (CHECK ONE)
--------------------------------------------------------------------------------

Check one - if no box is checked, all dividends and capital gains will be reinvested in additional shares of the Fund.

[ ] Reinvest all dividends and capital gains.
[ ] Pay all dividends in cash and reinvest capital gains.
[ ] Pay capital gains in cash and reinvest dividends.
[ ] Pay all dividends and capital gains in cash.

--------------------------------------------------------------------------------
7  OPTIONAL SHAREHOLDER PRIVILEGES
--------------------------------------------------------------------------------

A. SPECIAL PAYMENT INSTRUCTIONS FOR DISTRIBUTIONS (Check one box)

[ ] Invest Distributions, as noted in Section 6, or [ ] withdrawals, as noted in section 7(B), in another Franklin or Templeton Fund. Restrictions may apply to purchases of shares of a different class. See the prospectus for details.

Fund Name________________________ Existing Account Number ______________________

[ ] Send my Distributions to the person, named below, instead of as registered and addressed in Sections 1 and 2.

Name______________________________  Street Address______________________________

City________________________________State_______________  Zip Code______________

--------------------------------------------------------------------------------

B. SYSTEMATIC WITHDRAWAL PLAN

Please withdraw from my Franklin Templeton account $____________($50 minimum)
[ ] Monthly   [ ] Quarterly   [ ] Semi-Annually   or  [ ] Annually as set forth
in the Prospectus, starting in _________________________(Month). The net asset value of the shares held must be at least $5,000 at the time the plan is established. Additional restrictions may apply to Class II or other shares subject to contingent deferred sales charge, as described in the prospectus.

Send the withdrawals to: [ ] Address of Record OR [ ] the Franklin Templeton Fund or person specified in Section 7(A) - Special Payment Instructions for Distributions.

--------------------------------------------------------------------------------

C. TELEPHONE TRANSACTIONS

TELEPHONE EXCHANGE PRIVILEGE: If the Fund does not receive specific instructions
----------------------------
from the shareholder, either in writing or by telephone, the Telephone Exchange Privilege (see the prospectus) is automatically extended to each account. The shareholder should understand, however, that the Fund and Franklin Templeton Investor Services, Inc. ("FTI") or Franklin Templeton Trust Company and their agents will not be liable for any loss, injury, damage or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine. The shareholder agrees to hold the Fund and its agents harmless from any loss, claims, or liability arising from its or their compliance with such instructions. The shareholder understands that this option is subject to the terms and conditions set forth in the prospectus of the fund to be acquired.

[ ] No, I do NOT wish to participate in the Telephone Exchange Privilege or authorize the Fund or its agents, including FTI or Templeton Funds Trust Company, to act upon instructions received by telephone to exchange shares for shares of any other account(s) within the Franklin Templeton Group of Funds.

TELEPHONE REDEMPTION PRIVILEGE: This is available to shareholders who
------------------------------
specifically request it and who complete the Franklin Templeton Telephone Redemption Authorization Agreement in the back of the Fund's prospectus.

--------------------------------------------------------------------------------

D. AUTOMATIC INVESTMENT PLAN

IMPORTANT: ATTACH AN UNSIGNED, VOIDED CHECK (FOR CHECKING ACCOUNTS) OR A SAVINGS ACCOUNT DEPOSIT SLIP HERE, AND COMPLETE THE INFORMATION BELOW.

I(We) would like to establish an Automatic Investment Plan (the "Plan") as described in the Prospectus. I(We) agree to reimburse FTI and/or FTD for any expenses or losses that they may incur in connection with my(our) Plan, including any caused by my(our) bank's failure to act in accordance with my(our) request. If my(our) bank makes any erroneous payment or fails to make a payment after shares are purchased on my(our) behalf, any such purchase may be cancelled and I(we) hereby authorize redemptions and/or deductions from my(our) account for that purpose.

Debit my (circle one) savings, checking, other _______________ account monthly for $________________________ ($25 minimum) on or about the [ ] 1st [ ] 5th [ ]
15th or [ ] 20th day starting _______________ (month), to be invested in (name of Fund) ________________________ Account Number (if known)_____________________

INSTRUCTIONS TO BANK - AUTOMATIC INVESTMENT PLAN AUTHORIZATION

To:_______________________________   ___________________________________________
          Name of Your Bank                              ABA Number

___________________________   _________________   _____________   ______________
     Street Address                  City             State           Zip Code

I(we) authorize you to charge my(our) Checking/Savings Account and to make payment to FTD, upon instructions from FTD. I(We) agree that in making payment for such charges your rights shall be the same as if each were a charge made and signed personally by me(us). This authority shall remain in effect until you receive written notice from me(us) changing its terms or revoking it. Until you actually receive such notice, I(we) agree that you shall be fully protected in paying any charge under this authority. I(we) further agree that if any such charge is not made, whether with or with out cause and whether intentionally or inadvertently, you shall be under no liability whatsoever.

X_______________________________________________________________  ______________
SIGNATURE(S) EXACTLY AS SHOWN ON YOUR BANK RECORDS                Date


_______________________________________________   ______________________________
               Print Name(s)                               Account Number


___________________________   _________________   _____________   ______________
    Your Street Address            City               State          Zip Code

--------------------------------------------------------------------------------

E. LETTER OF INTENT (LOI) -- NOT APPLICABLE TO PURCHASES OF CLASS II

[ ] I(We) agree to the terms of the LOI and provisions for reservations of Class
    I shares and grant FTD the security interest set forth in the Prospectus. Although I am (we are) not obligated to do so, it is my(our) intention to invest over a 13 month period in Class I and/or Class II shares of one or more Franklin or Templeton Funds (including all money market funds in the Franklin Templeton Group) an aggregate amount at least equal to that which is checked below. I understand that reduced sales charges will apply only to purchases of Class I shares.

[ ] $50,000-99,999 (except for Income Fund
    and Americas Government Securities Fund)
[ ] $100,000-249,999
[ ] $250,000-499,999
[ ] $500,000-999,999
[ ] $1,000,000 or more

Purchases of Class I shares under LOI of $1,000,000 or more are made at net asset value and may be subject to a contingent deferred sales charge as described in the prospectus.

Purchases made within the last 90 days will be included as part of your LOI.

Please write in your Account Number(s) _____________ _____________ _____________

--------------------------------------------------------------------------------

F. CUMULATIVE QUANTITY DISCOUNT -- NOT APPLICABLE TO PURCHASES OF CLASS II

Class I shares may be purchased at the offering price applicable to the total of
(a) the dollar amount then being purchased plus (b) the amount equal to the cost or current value (whichever is higher) of the combined holdings of the purchaser, his or her spouse, and their children or grandchildren under age 21, of Class I and/or Class II shares of funds in the Franklin Templeton Group, as well as other holdings of Franklin Templeton Investments, as that term is defined in the prospectus. In order for this cumulative quantity discount to be made available, the shareholder or his or her securities dealer must notify FTI or FTD of the total holdings in the Franklin Templeton Group each time an order is placed. I understand that reduced sales charges will apply only to purchases of Class I shares.

[ ] I(We) own shares of more than one Fund in the Franklin Templeton Group and qualify for the Cumulative Quantity Discount described above and in the Prospectus.

My(Our) other Account Number(s) are _____________ _____________ _____________

--------------------------------------------------------------------------------
8  ACCOUNT REVISION  (IF APPLICABLE)
--------------------------------------------------------------------------------

If you are using this application to revise your Account Registration, or wish to have Distributions sent to an address other than the address on your existing Account's Registration, a Signature Guarantee is required. Signatures of all registered owners must be guaranteed by an "eligible guarantor" as defined in the "How to Sell Shares of the Fund" section in the Fund's Prospectus. A Notary Public is not an acceptable guarantor.

X___________________________________________   _________________________________
Signature(s) of Registered Account Owners      Account Number(s)

X___________________________________________   _________________________________

X___________________________________________

X___________________________________________   _________________________________
                                               Signature Guarantee Stamp

NOTE: For any change in registration, please send us any outstanding Certificates by Registered Mail.

--------------------------------------------------------------------------------
                                                                 TLGOF APP 12/95